Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
March 31, 2025
VUSB-NPRT1-0525
1.9887313.106
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	102,755
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,257
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	112,492
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	136,362
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	50,694	50,832
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	154,314	153,912
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	209,274	209,982
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,716
Carmax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	85,844
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	410,413
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	109,790
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	246,814
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	253,836
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	133,249	133,433
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	251,511
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,229
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	197,343	197,240
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	180,849
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	74,368	74,188
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	91,397	91,732
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	159,941	159,883
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,470
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,265
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	171,273
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,558
TOTAL UNITED STATES		3,600,636
TOTAL ASSET-BACKED SECURITIES (Cost $3,624,047)		3,600,636

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	262,571
Discover Bank 2.7% 2/6/2030	500,000	447,593
PNC Bank NA 3.875% 4/10/2025	260,000	259,946
Truist Bank 3.3% 5/15/2026	200,000	197,143

TOTAL BANK NOTES (Cost $1,223,517)		1,167,253

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	70,518	69,720
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	307,738
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	87,648
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	191,634
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	281,000	294,945
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	33,285
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	125,145
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	349,728
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	431,582
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	89,653
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	52,683
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	225,000	234,757
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	24,086	23,725
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	88,311
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	975,697
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	120,913
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	184,017
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	182,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	159,400	156,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	127,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	119,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	283,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	619,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	661,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	506,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	507,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	764,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	602,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	86,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	176,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	175,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	694,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	123,798
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	239,513
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	12,138	11,830
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	409,854
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	91,229
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	100,000	85,999
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	332,199
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	183,673
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	498,982
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	81,516
TOTAL UNITED STATES		11,485,306
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,919,251)		11,485,306

Foreign Government and Government Agency Obligations - 1.6%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Province of Alberta 1.3% 7/22/2030	130,000	111,705
Province of Alberta 3.3% 3/15/2028	75,000	73,290
Province of British Columbia 4.2% 7/6/2033	140,000	136,402
Province of British Columbia 4.9% 4/24/2029	200,000	205,172
Province of Ontario 1.05% 5/21/2027	1,413,000	1,324,857
Province of Ontario 1.125% 10/7/2030	175,000	148,099
Province of Ontario 2.125% 1/21/2032	200,000	173,242
Province of Ontario 2.3% 6/15/2026	50,000	48,928
Province of Ontario 2.5% 4/27/2026	115,000	113,027
Province of Quebec 1.9% 4/21/2031	220,000	191,649
Province of Quebec 2.75% 4/12/2027	95,000	92,446
Province of Quebec 3.625% 4/13/2028	250,000	246,452
Province of Quebec 4.25% 9/5/2034	50,000	48,320
TOTAL CANADA		2,913,589
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	193,160
Chilean Republic 3.24% 2/6/2028	200,000	193,200
Chilean Republic 3.86% 6/21/2047	325,000	248,463
Chilean Republic 4.95% 1/5/2036	270,000	262,440
Chilean Republic 5.65% 1/13/2037	200,000	203,400
TOTAL CHILE		1,100,663
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	182,800
Indonesia Government 3.5% 2/14/2050	500,000	353,750
Indonesia Government 3.85% 10/15/2030	348,000	330,600
Indonesia Government 4.1% 4/24/2028	200,000	197,600
Indonesia Government 5.25% 1/15/2030	300,000	304,200
TOTAL INDONESIA		1,368,950
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	185,315
Israel Government 3.25% 1/17/2028	200,000	190,855
Israel Government 3.375% 1/15/2050	225,000	146,101
Israel Government 5.375% 2/19/2030	380,000	382,766
Israel Government 5.5% 3/12/2034	200,000	198,200
TOTAL ISRAEL		1,103,237
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	324,238
Italian Republic 4% 10/17/2049	200,000	146,386
TOTAL ITALY		470,624
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	171,449
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	194,380
Korean Republic 4.5% 7/3/2029	200,000	202,078
TOTAL KOREA (SOUTH)		396,458
MEXICO - 0.4%
United Mexican States 3.25% 4/16/2030	1,971,000	1,781,784
United Mexican States 3.5% 2/12/2034	619,000	507,890
United Mexican States 4.5% 1/31/2050	480,000	346,560
United Mexican States 4.75% 3/8/2044	120,000	93,402
United Mexican States 4.75% 4/27/2032	387,000	361,458
United Mexican States 6.05% 1/11/2040	170,000	160,480
TOTAL MEXICO		3,251,574
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	698,000
Panamanian Republic 4.5% 4/16/2050	250,000	159,375
Panamanian Republic 6.7% 1/26/2036	100,000	95,550
TOTAL PANAMA		952,925
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	265,030
Peruvian Republic 2.78% 12/1/2060	100,000	54,349
Peruvian Republic 2.844% 6/20/2030	390,000	351,000
Peruvian Republic 3.55% 3/10/2051	170,000	116,833
Peruvian Republic 5.875% 8/8/2054	70,000	67,638
TOTAL PERU		854,850
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	600,000	383,400
Philippine Republic 3% 2/1/2028	200,000	191,460
Philippine Republic 4.75% 3/5/2035	200,000	193,875
Philippine Republic 5% 7/17/2033	200,000	198,450
Philippine Republic 5.17% 10/13/2027	200,000	202,750
Philippine Republic 6.375% 10/23/2034	100,000	109,300
Philippine Republic 9.5% 2/2/2030	110,000	132,896
TOTAL PHILIPPINES		1,412,131
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	73,000	72,233
Republic of Poland 4.625% 3/18/2029	230,000	229,710
Republic of Poland 4.875% 2/12/2030	150,000	151,118
Republic of Poland 5.125% 9/18/2034	150,000	148,074
Republic of Poland 5.375% 2/12/2035	150,000	150,450
Republic of Poland 5.5% 3/18/2054	100,000	93,680
Republic of Poland 5.5% 4/4/2053	100,000	93,802
TOTAL POLAND		939,067
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	80,840
Uruguay Republic 7.625% 3/21/2036	678,000	800,718
TOTAL URUGUAY		881,558
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,720,823)		15,817,075

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	80,114
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	75,000	87,424
California St Univ Rev 2.719% 11/1/2052	195,000	128,833
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	69,241
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	30,926
State of California 7.55% 4/1/2039	145,000	175,390
State of California 7.6% 11/1/2040	350,000	426,365
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	95,992
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	114,779
TOTAL CALIFORNIA		1,209,064
Idaho - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	31,813
Illinois - 0.2%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	272,069
Illinois St Gen. Oblig. 5.1% 6/1/2033	470,588	469,682
TOTAL ILLINOIS		741,751
Massachusetts - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	100,000	84,497
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	80,004
TOTAL MASSACHUSETTS		164,501
Michigan - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	75,848
University MI Univ Revs 4.454% 4/1/2122	80,000	64,574
TOTAL MICHIGAN		140,422
New Jersey - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	192,292
New Jersey,New York - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	264,410
New York - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	107,601
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	65,544
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	105,554
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	163,580
TOTAL NEW YORK		442,279
Ohio - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	65,872
Texas - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	56,597
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,998
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	108,022
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	134,768
TOTAL TEXAS		314,385
Virginia - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	86,590
TOTAL MUNICIPAL SECURITIES (Cost $4,691,413)		3,653,379

Non-Convertible Corporate Bonds - 27.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.0%
Banks - 0.0%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	261,043
Westpac Banking Corp 3.133% 11/18/2041	60,000	43,618
Westpac Banking Corp 4.11% 7/24/2034 (b)	320,000	305,755
		610,416
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	164,662
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	91,066
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	40,000	40,344
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	73,243
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	116,996
Rio Tinto Finance USA PLC 4.875% 3/14/2030	90,000	90,925
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	181,383
Rio Tinto Finance USA PLC 5.75% 3/14/2055	45,000	45,074
		803,693
TOTAL AUSTRALIA		1,414,109
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	83,000	81,461
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	88,293
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	69,643
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	123,853
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	434,392
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	274,209
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	130,165
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059 (c)	190,000	196,432

TOTAL BELGIUM		1,316,987
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	278,148
Vale Overseas Ltd 6.4% 6/28/2054	60,000	59,130
		337,278
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	271,646
TOTAL BRAZIL		608,924
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bell Canada 5.1% 5/11/2033	100,000	98,699
Bell Canada 5.55% 2/15/2054	130,000	123,106
TELUS Corp 3.4% 5/13/2032	130,000	116,307
		338,112
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032	130,000	118,015
Rogers Communications Inc 4.55% 3/15/2052	160,000	127,587
Rogers Communications Inc 5% 3/15/2044	20,000	17,690
Rogers Communications Inc 7.5% 8/15/2038	50,000	57,290
		320,582
TOTAL COMMUNICATION SERVICES		658,694

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	549,088
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,330
Canadian Natural Resources Ltd 5% 12/15/2029 (d)	300,000	299,842
Cenovus Energy Inc 5.4% 6/15/2047	74,000	65,901
Enbridge Inc 2.5% 8/1/2033	100,000	81,815
Enbridge Inc 5.5% 12/1/2046	60,000	57,820
Enbridge Inc 5.625% 4/5/2034	140,000	142,218
Enbridge Inc 5.7% 3/8/2033	220,000	225,795
Enbridge Inc 7.2% 6/27/2054 (b)	90,000	90,817
Enbridge Inc 8.5% 1/15/2084 (b)	40,000	44,056
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (d)	40,000	39,690
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (d)	40,000	39,165
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (d)	40,000	38,191
Suncor Energy Inc 4% 11/15/2047	179,000	134,038
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	182,874
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	20,000	19,678
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	268,689
		2,296,007
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	92,898
Bank of Montreal 5.266% 12/11/2026	300,000	304,003
Bank of Montreal 5.717% 9/25/2028	70,000	72,519
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	95,963
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	50,000	46,187
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	120,692
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	163,652
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	333,449
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	49,413
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	125,874
Royal Bank of Canada 3.625% 5/4/2027	190,000	187,288
Royal Bank of Canada 4.65% 1/27/2026	55,000	54,961
Royal Bank of Canada 4.65% 10/18/2030 (b)	20,000	19,847
Royal Bank of Canada 5% 5/2/2033	130,000	129,560
Royal Bank of Canada 5.15% 2/1/2034	180,000	181,366
Royal Bank of Canada 5.153% 2/4/2031 (b)	110,000	111,332
Royal Bank of Canada 6% 11/1/2027	100,000	103,822
Toronto Dominion Bank 1.95% 1/12/2027	100,000	95,704
Toronto Dominion Bank 2.45% 1/12/2032	90,000	76,763
Toronto Dominion Bank 4.456% 6/8/2032	200,000	193,093
Toronto Dominion Bank 5.156% 1/10/2028	360,000	366,102
		2,924,488
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	276,915
Brookfield Finance Inc 4.85% 3/29/2029	80,000	80,256
Brookfield Finance Inc 5.968% 3/4/2054	50,000	50,295
Brookfield Finance Inc 6.35% 1/5/2034	30,000	31,952
		439,418
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	91,921
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (d)	70,000	68,864
Manulife Financial Corp 5.375% 3/4/2046	40,000	39,029
		199,814
TOTAL FINANCIALS		3,563,720

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	123,592
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	133,957
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	120,721
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	91,119
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	51,570
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	20,266
		541,225
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	76,000	74,928
TR Finance LLC 5.85% 4/15/2040	40,000	41,826
		116,754
TOTAL INDUSTRIALS		657,979

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	80,971
Nutrien Ltd 4.2% 4/1/2029	13,000	12,746
Nutrien Ltd 4.9% 3/27/2028	160,000	161,448
Nutrien Ltd 5% 4/1/2049	103,000	91,335
		346,500
Metals & Mining - 0.0%
Barrick Gold Corp 5.25% 4/1/2042	163,000	156,388
TOTAL MATERIALS		502,888

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	103,662
TOTAL CANADA		7,782,950
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	209,736
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	161,455
		371,191
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	230,048
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	88,650
		318,698
TOTAL CHINA		689,889
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (b)	180,000	217,515
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	186,813
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	146,277
TotalEnergies Capital SA 5.15% 4/5/2034	40,000	40,475
TotalEnergies Capital SA 5.488% 4/5/2054	40,000	38,701
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	29,294
		441,560
TOTAL FRANCE		659,075
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	200,000	199,105
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	144,137
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	170,000	156,312
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	200,000	179,839
Deutsche Bank AG/New York NY 4.1% 1/13/2026	200,000	199,149
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	170,000	169,190
		1,047,732
Financial Services - 0.3%
KfW 0% 4/18/2036 (e)	200,000	123,194
KfW 0.375% 7/18/2025	2,072,000	2,047,500
KfW 2.875% 4/3/2028	14,000	13,575
KfW 3.875% 5/15/2028	1,000,000	998,154
KfW 4.75% 10/29/2030	170,000	175,653
		3,358,076
TOTAL GERMANY		4,405,808
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	55,860
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	241,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	118,652
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	219,077
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	197,825
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	149,127
		1,076,140
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030 (d)	200,000	203,251
TOTAL IRELAND		1,279,391
JAPAN - 0.8%
Financials - 0.8%
Banks - 0.7%
Japan Bank for International Cooperation 0.625% 7/15/2025	750,000	741,668
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	489,349
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	210,000	201,988
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	146,481
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	246,998
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	138,217
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	250,000	253,886
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	200,000	203,733
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	285,000	274,402
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	400,000	398,512
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	403,836
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	300,000	306,234
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	310,000	319,996
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	400,000	396,820
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	769,825
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	182,641
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	77,861
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	78,330
Sumitomo Mitsui Financial Group Inc 3.784% 3/9/2026	640,000	636,025
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	509,838
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	43,505
		6,820,145
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	574,385
TOTAL FINANCIALS		7,394,530

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	176,320
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	202,932
		379,252
TOTAL JAPAN		7,773,782
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 4% 9/11/2029	300,000	294,658
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	390,219
Korea Development Bank/The 1.625% 1/19/2031	200,000	170,284

TOTAL KOREA (SOUTH)		855,161
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	40,000	39,739
ArcelorMittal SA 6.75% 3/1/2041 (b)	20,000	20,830
ArcelorMittal SA 6.8% 11/29/2032	80,000	86,107

TOTAL LUXEMBOURG		146,676
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	422,400
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	80,000	74,040
Southern Copper Corp 5.875% 4/23/2045	30,000	29,340
Southern Copper Corp 6.75% 4/16/2040	50,000	54,073
		157,453
TOTAL MEXICO		579,853
MULTI-NATIONAL - 0.7%
Financials - 0.7%
Banks - 0.5%
African Development Bank 0.875% 7/22/2026	160,000	153,566
Asian Development Bank 0.75% 10/8/2030	100,000	83,708
Asian Development Bank 1.875% 1/24/2030	610,000	552,230
Asian Development Bank 4.5% 8/25/2028	220,000	223,525
Asian Development Bank 5.82% 6/16/2028	110,000	115,605
Corp Andina de Fomento 4.125% 1/7/2028	59,000	58,736
Corp Andina de Fomento 5% 1/24/2029	170,000	173,224
European Investment Bank 0.75% 9/23/2030	250,000	209,850
European Investment Bank 0.875% 5/17/2030	18,000	15,368
European Investment Bank 1.75% 3/15/2029	1,350,000	1,239,550
European Investment Bank 3.75% 2/14/2033	100,000	97,207
European Investment Bank 4.875% 2/15/2036	110,000	114,915
Inter-American Development Bank 0.625% 7/15/2025	390,000	385,752
Inter-American Development Bank 1.125% 1/13/2031	290,000	245,700
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	958,649
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,890
		4,664,475
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	109,494
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.375% 7/28/2025	270,000	266,494
International Bank for Reconstruction & Development 0.5% 10/28/2025	218,000	213,292
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	134,362
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	150,364
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	93,586
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	88,658
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	255,494
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	498,086
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	299,218
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	536,250
International Finance Corp 0.75% 8/27/2030	60,000	50,408
		2,586,212
TOTAL MULTI-NATIONAL		7,360,181
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	304,225
ING Groep NV 2.727% 4/1/2032 (b)	200,000	176,440
ING Groep NV 5.066% 3/25/2031 (b)	450,000	451,606

TOTAL NETHERLANDS		932,271
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	357,000	334,747
Equinor ASA 3.25% 11/18/2049	160,000	111,884
Equinor ASA 3.625% 9/10/2028	120,000	117,465

TOTAL NORWAY		564,096
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	148,752
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	220,995
		369,747
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	206,316
Banco Santander SA 2.749% 12/3/2030	200,000	173,798
Banco Santander SA 2.958% 3/25/2031	200,000	179,531
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	408,410
Banco Santander SA 6.607% 11/7/2028	200,000	212,522
		1,180,577
TOTAL SPAIN		1,550,324
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	385,721
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	146,533
UBS AG/Stamford CT 4.864% 1/10/2028 (b)	380,000	381,739
UBS Group AG 4.55% 4/17/2026	580,000	580,264
		1,108,536
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,648
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	119,836
TOTAL SWITZERLAND		1,255,020
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	130,000	127,388
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	97,000	97,736
Vodafone Group PLC 5.25% 5/30/2048	170,000	156,465
Vodafone Group PLC 5.875% 6/28/2064	150,000	143,811
Vodafone Group PLC 6.15% 2/27/2037	139,000	147,253
		545,265
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	197,037
Diageo Capital PLC 2% 4/29/2030	200,000	176,566
		373,603
Food Products - 0.1%
Unilever Capital Corp 1.375% 9/14/2030	135,000	114,840
Unilever Capital Corp 2% 7/28/2026	280,000	272,380
Unilever Capital Corp 5.9% 11/15/2032	140,000	151,273
		538,493
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	130,000	126,860
BAT Capital Corp 4.39% 8/15/2037	621,000	545,297
BAT Capital Corp 4.54% 8/15/2047	213,000	170,144
BAT Capital Corp 6.343% 8/2/2030	40,000	42,520
		884,821
TOTAL CONSUMER STAPLES		1,796,917

Financials - 1.0%
Banks - 1.0%
Barclays PLC 2.279% 11/24/2027 (b)	400,000	384,555
Barclays PLC 2.852% 5/7/2026 (b)	516,000	514,916
Barclays PLC 2.894% 11/24/2032 (b)	730,000	632,929
Barclays PLC 5.088% 6/20/2030 (b)	726,000	721,054
Barclays PLC 5.367% 2/25/2031 (b)	200,000	202,214
Barclays PLC 5.501% 8/9/2028 (b)	220,000	223,273
Barclays PLC 5.785% 2/25/2036 (b)	200,000	201,092
HSBC Holdings PLC 2.848% 6/4/2031 (b)	380,000	341,355
HSBC Holdings PLC 2.871% 11/22/2032 (b)	200,000	173,895
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,260,000	1,257,178
HSBC Holdings PLC 5.13% 3/3/2031 (b)	300,000	300,927
HSBC Holdings PLC 5.402% 8/11/2033 (b)	250,000	252,732
HSBC Holdings PLC 5.597% 5/17/2028 (b)	290,000	294,809
HSBC Holdings PLC 6.1% 1/14/2042	190,000	201,163
HSBC Holdings PLC 6.8% 6/1/2038	449,000	479,237
HSBC Holdings PLC 7.39% 11/3/2028 (b)	220,000	233,813
HSBC Holdings PLC 8.113% 11/3/2033 (b)	200,000	227,793
Lloyds Banking Group PLC 4.45% 5/8/2025	200,000	199,914
Lloyds Banking Group PLC 4.582% 12/10/2025	1,518,000	1,515,079
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	201,983
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	500,000	515,013
NatWest Group PLC 3.073% 5/22/2028 (b)	290,000	280,596
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,021
NatWest Group PLC 5.808% 9/13/2029 (b)	260,000	268,307
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	202,093
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	200,000	207,939
		10,338,880
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	290,000	280,213
Astrazeneca Finance LLC 2.25% 5/28/2031 (c)	440,000	385,098
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	110,766
Astrazeneca PLC 4.375% 11/16/2045	45,000	39,179
Astrazeneca PLC 4.375% 8/17/2048	50,000	42,980
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	128,326
		986,562
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	72,133
TOTAL UNITED KINGDOM		13,867,145
UNITED STATES - 22.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	185,012
AT&T Inc 2.25% 2/1/2032	50,000	42,171
AT&T Inc 2.75% 6/1/2031	300,000	266,646
AT&T Inc 3.3% 2/1/2052	50,000	33,074
AT&T Inc 3.5% 6/1/2041	1,000,000	771,544
AT&T Inc 3.5% 9/15/2053	347,000	236,616
AT&T Inc 3.55% 9/15/2055	340,000	230,420
AT&T Inc 3.65% 6/1/2051	280,000	198,305
AT&T Inc 3.65% 9/15/2059	257,000	173,329
AT&T Inc 3.8% 2/15/2027	43,000	42,464
AT&T Inc 3.85% 6/1/2060	250,000	174,156
AT&T Inc 4.1% 2/15/2028	143,000	141,469
AT&T Inc 4.65% 6/1/2044	40,000	34,494
Sprint Capital Corp 8.75% 3/15/2032	120,000	144,323
Verizon Communications Inc 1.5% 9/18/2030	270,000	229,029
Verizon Communications Inc 2.1% 3/22/2028	540,000	504,767
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,615
Verizon Communications Inc 2.65% 11/20/2040	60,000	42,137
Verizon Communications Inc 2.987% 10/30/2056	227,000	136,351
Verizon Communications Inc 3% 11/20/2060	230,000	135,723
Verizon Communications Inc 3.55% 3/22/2051	500,000	356,987
Verizon Communications Inc 3.875% 2/8/2029	210,000	204,988
Verizon Communications Inc 4% 3/22/2050	114,000	87,744
Verizon Communications Inc 4.016% 12/3/2029	100,000	97,289
Verizon Communications Inc 4.125% 8/15/2046	54,000	43,276
Verizon Communications Inc 4.272% 1/15/2036	276,000	253,213
Verizon Communications Inc 4.329% 9/21/2028	643,000	639,677
Verizon Communications Inc 5.012% 8/21/2054	38,000	33,999
Verizon Communications Inc 7.75% 12/1/2030	60,000	68,653
		5,515,471
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	140,000	140,102
Walt Disney Co/The 2% 9/1/2029	50,000	45,173
Walt Disney Co/The 2.65% 1/13/2031	200,000	180,680
Walt Disney Co/The 2.75% 9/1/2049	100,000	62,852
Walt Disney Co/The 3.5% 5/13/2040	30,000	24,343
Walt Disney Co/The 3.6% 1/13/2051	30,000	22,111
Walt Disney Co/The 3.8% 3/22/2030	110,000	106,646
Walt Disney Co/The 3.8% 5/13/2060	120,000	87,900
Walt Disney Co/The 4.7% 3/23/2050	100,000	89,325
		759,132
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	200,000	170,377
Alphabet Inc 1.9% 8/15/2040	264,000	176,821
Alphabet Inc 2.05% 8/15/2050	170,000	96,300
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,148
Meta Platforms Inc 3.85% 8/15/2032	60,000	56,749
Meta Platforms Inc 4.3% 8/15/2029	100,000	99,979
Meta Platforms Inc 4.45% 8/15/2052	150,000	127,706
Meta Platforms Inc 4.6% 5/15/2028	70,000	70,844
Meta Platforms Inc 4.75% 8/15/2034	70,000	69,503
Meta Platforms Inc 4.95% 5/15/2033	100,000	101,239
Meta Platforms Inc 5.4% 8/15/2054	150,000	146,971
Meta Platforms Inc 5.55% 8/15/2064	140,000	137,746
Meta Platforms Inc 5.6% 5/15/2053	60,000	60,488
		1,373,871
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	45,031
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	80,000	50,450
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	96,926
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	159,741
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,073
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	75,393
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	47,622
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	37,862
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	157,430
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	150,000	153,044
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	629,329
Comcast Corp 2.35% 1/15/2027	260,000	251,254
Comcast Corp 2.45% 8/15/2052	135,000	74,019
Comcast Corp 2.65% 2/1/2030	80,000	73,239
Comcast Corp 2.8% 1/15/2051	180,000	108,500
Comcast Corp 2.887% 11/1/2051	179,000	109,167
Comcast Corp 2.937% 11/1/2056	385,000	226,207
Comcast Corp 2.987% 11/1/2063	305,000	173,400
Comcast Corp 3.4% 4/1/2030	87,000	82,329
Comcast Corp 3.55% 5/1/2028	76,000	74,102
Comcast Corp 3.75% 4/1/2040	31,000	25,429
Comcast Corp 3.9% 3/1/2038	50,000	42,911
Comcast Corp 3.969% 11/1/2047	350,000	270,240
Comcast Corp 4.049% 11/1/2052	146,000	110,927
Comcast Corp 4.55% 1/15/2029 (c)	110,000	110,451
Comcast Corp 5.35% 5/15/2053 (c)	110,000	102,610
Comcast Corp 5.5% 5/15/2064	20,000	18,784
Discovery Communications LLC 3.625% 5/15/2030	220,000	197,921
Discovery Communications LLC 5.2% 9/20/2047	18,000	14,209
Fox Corp 4.709% 1/25/2029	34,000	33,880
Fox Corp 5.476% 1/25/2039	189,000	182,229
Fox Corp 5.576% 1/25/2049	23,000	21,543
Paramount Global 4.2% 6/1/2029	210,000	201,977
Paramount Global 4.95% 1/15/2031	190,000	182,578
Paramount Global 5.85% 9/1/2043	363,000	317,847
Time Warner Cable LLC 5.5% 9/1/2041	351,000	304,439
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	95,341
TWDC Enterprises 18 Corp 3% 2/13/2026	210,000	207,436
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	68,148
Warnermedia Holdings Inc 3.755% 3/15/2027	100,000	97,536
Warnermedia Holdings Inc 4.279% 3/15/2032 (c)	629,000	554,174
Warnermedia Holdings Inc 5.05% 3/15/2042	100,000	79,980
Warnermedia Holdings Inc 5.141% 3/15/2052	175,000	127,574
Warnermedia Holdings Inc 5.391% 3/15/2062	160,000	115,823
		6,156,105
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3% 2/15/2041	529,000	383,793
T-Mobile USA Inc 3.5% 4/15/2025	410,000	409,788
T-Mobile USA Inc 3.6% 11/15/2060	210,000	140,593
T-Mobile USA Inc 3.75% 4/15/2027	80,000	78,842
T-Mobile USA Inc 3.875% 4/15/2030	80,000	76,691
T-Mobile USA Inc 4.375% 4/15/2040	74,000	65,138
T-Mobile USA Inc 4.5% 4/15/2050	80,000	66,533
T-Mobile USA Inc 4.8% 7/15/2028	125,000	125,953
T-Mobile USA Inc 5.05% 7/15/2033	125,000	124,159
T-Mobile USA Inc 5.2% 1/15/2033	605,000	609,835
T-Mobile USA Inc 5.65% 1/15/2053	55,000	53,653
		2,134,978
TOTAL COMMUNICATION SERVICES		15,939,557

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	394,172
Lear Corp 5.25% 5/15/2049	50,000	43,097
		437,269
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	220,000	216,836
American Honda Finance Corp 1.2% 7/8/2025	330,000	327,066
American Honda Finance Corp 4.8% 3/5/2030	60,000	59,868
American Honda Finance Corp 4.9% 1/10/2034 (c)	130,000	126,965
American Honda Finance Corp 5.125% 7/7/2028	60,000	61,009
American Honda Finance Corp 5.2% 3/5/2035	30,000	29,677
American Honda Finance Corp 5.65% 11/15/2028	160,000	165,527
Ford Motor Co 3.25% 2/12/2032	30,000	24,724
Ford Motor Co 4.75% 1/15/2043	30,000	22,765
Ford Motor Co 5.291% 12/8/2046	110,000	88,582
Ford Motor Co 6.1% 8/19/2032 (c)	270,000	264,736
General Motors Co 5.4% 10/15/2029	100,000	100,551
General Motors Co 5.4% 4/1/2048	40,000	34,151
General Motors Co 5.95% 4/1/2049	290,000	265,672
General Motors Co 6.125% 10/1/2025	283,000	284,430
General Motors Co 6.75% 4/1/2046	69,000	69,938
General Motors Financial Co Inc 4.35% 4/9/2025	84,000	83,982
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	80,007
General Motors Financial Co Inc 5.65% 1/17/2029 (c)	250,000	254,074
General Motors Financial Co Inc 5.8% 6/23/2028	410,000	418,756
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	70,283
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	103,139
		3,152,738
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	110,000	109,320
Amazon.com Inc 1% 5/12/2026	6,000	5,799
Amazon.com Inc 2.1% 5/12/2031	105,000	91,526
Amazon.com Inc 2.5% 6/3/2050	110,000	66,543
Amazon.com Inc 2.7% 6/3/2060	160,000	93,009
Amazon.com Inc 2.875% 5/12/2041	220,000	164,337
Amazon.com Inc 3.1% 5/12/2051	105,000	71,323
Amazon.com Inc 3.15% 8/22/2027	460,000	449,821
Amazon.com Inc 3.875% 8/22/2037	440,000	395,570
Amazon.com Inc 4.05% 8/22/2047	280,000	232,885
eBay Inc 4% 7/15/2042	40,000	32,448
eBay Inc 5.95% 11/22/2027	170,000	176,236
		1,888,817
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	98,276
Duke University 2.832% 10/1/2055	30,000	18,739
George Washington University/The 4.126% 9/15/2048	100,000	81,920
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	170,213
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	136,809
Northwestern University 3.662% 12/1/2057	100,000	74,145
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	79,847
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	210,000	205,573
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	20,000	16,552
University of Chicago/The 3% 10/1/2052	100,000	69,589
University of Southern California 2.945% 10/1/2051	240,000	157,182
		1,108,845
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings Inc 4.625% 4/13/2030	100,000	100,210
Expedia Group Inc 3.8% 2/15/2028	50,000	48,758
Expedia Group Inc 4.625% 8/1/2027	130,000	129,932
Expedia Group Inc 5% 2/15/2026 (c)	160,000	160,211
Marriott International Inc/MD 3.125% 6/15/2026	390,000	383,416
Marriott International Inc/MD 4.875% 5/15/2029	300,000	301,574
Marriott International Inc/MD 5.35% 3/15/2035	100,000	99,055
Marriott International Inc/MD 5.5% 4/15/2037	80,000	79,108
McDonald's Corp 2.125% 3/1/2030	400,000	356,412
McDonald's Corp 2.625% 9/1/2029	150,000	139,219
McDonald's Corp 3.3% 7/1/2025	32,000	31,887
McDonald's Corp 3.5% 7/1/2027	91,000	89,331
McDonald's Corp 3.6% 7/1/2030	340,000	324,394
McDonald's Corp 3.625% 5/1/2043	20,000	15,588
McDonald's Corp 3.8% 4/1/2028	84,000	82,666
McDonald's Corp 4.2% 4/1/2050	80,000	64,322
McDonald's Corp 4.7% 12/9/2035	109,000	105,641
McDonald's Corp 5.15% 9/9/2052	50,000	46,285
Starbucks Corp 2.55% 11/15/2030	597,000	532,477
Starbucks Corp 4.5% 11/15/2048	70,000	58,602
		3,149,088
Household Durables - 0.1%
DR Horton Inc 5% 10/15/2034	50,000	48,728
DR Horton Inc 5.5% 10/15/2035	30,000	30,161
PulteGroup Inc 5% 1/15/2027	190,000	191,101
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	59,165
Whirlpool Corp 4.75% 2/26/2029 (c)	160,000	157,652
Whirlpool Corp 5.5% 3/1/2033	20,000	19,722
		506,529
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	64,063
Hasbro Inc 3.55% 11/19/2026	190,000	186,485
Hasbro Inc 3.9% 11/19/2029	30,000	28,537
		279,085
Specialty Retail - 0.4%
AutoNation Inc 1.95% 8/1/2028	100,000	91,005
AutoZone Inc 3.625% 4/15/2025	62,000	61,967
AutoZone Inc 4% 4/15/2030	150,000	144,701
AutoZone Inc 4.75% 2/1/2033	40,000	39,054
AutoZone Inc 5.1% 7/15/2029	10,000	10,160
AutoZone Inc 5.4% 7/15/2034	10,000	10,103
Home Depot Inc/The 2.7% 4/15/2030	146,000	134,006
Home Depot Inc/The 2.8% 9/14/2027	84,000	81,185
Home Depot Inc/The 2.95% 6/15/2029	686,000	646,946
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,566
Home Depot Inc/The 3.35% 4/15/2050	100,000	70,415
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,994
Home Depot Inc/The 3.9% 6/15/2047	29,000	22,992
Home Depot Inc/The 4.25% 4/1/2046	104,000	87,507
Home Depot Inc/The 4.5% 12/6/2048	90,000	77,516
Home Depot Inc/The 4.95% 6/25/2034	200,000	200,672
Home Depot Inc/The 5.3% 6/25/2054	250,000	241,464
Home Depot Inc/The 5.875% 12/16/2036	110,000	117,611
Lowe's Cos Inc 3.5% 4/1/2051	300,000	206,617
Lowe's Cos Inc 3.65% 4/5/2029	80,000	77,136
Lowe's Cos Inc 4.05% 5/3/2047	53,000	41,279
Lowe's Cos Inc 5% 4/15/2033 (c)	470,000	468,041
Lowe's Cos Inc 5.75% 7/1/2053	30,000	29,412
Lowe's Cos Inc 5.85% 4/1/2063	110,000	107,477
O'Reilly Automotive Inc 3.6% 9/1/2027	260,000	254,615
TJX Cos Inc/The 3.875% 4/15/2030	687,000	667,132
		3,937,573
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030	570,000	527,655
NIKE Inc 3.375% 3/27/2050	40,000	28,563
Tapestry Inc 5.1% 3/11/2030	50,000	49,975
Tapestry Inc 5.5% 3/11/2035	50,000	49,405
		655,598
TOTAL CONSUMER DISCRETIONARY		15,115,542

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	28,376
Coca-Cola Co/The 1.65% 6/1/2030	30,000	26,194
Coca-Cola Co/The 2.25% 1/5/2032 (c)	240,000	209,406
Coca-Cola Co/The 2.5% 6/1/2040	30,000	21,562
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,477
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,967
Coca-Cola Co/The 2.875% 5/5/2041	150,000	111,405
Coca-Cola Co/The 3.45% 3/25/2030	186,000	178,651
Coca-Cola Co/The 4.2% 3/25/2050	150,000	125,917
Coca-Cola Co/The 5% 5/13/2034	50,000	51,006
Coca-Cola Co/The 5.2% 1/14/2055	120,000	115,632
Constellation Brands Inc 3.6% 2/15/2028	63,000	61,297
Constellation Brands Inc 3.75% 5/1/2050	90,000	64,944
Constellation Brands Inc 5.25% 11/15/2048	50,000	45,768
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	48,696
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	141,822
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	18,040
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	74,138
PepsiCo Inc 1.4% 2/25/2031 (c)	440,000	369,580
PepsiCo Inc 1.625% 5/1/2030	267,000	233,170
PepsiCo Inc 2.75% 10/21/2051	90,000	56,577
PepsiCo Inc 4% 3/5/2042	190,000	161,281
PepsiCo Inc 4% 5/2/2047	116,000	94,927
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	49,141
		2,323,974
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	372,293
Dollar General Corp 3.5% 4/3/2030	40,000	37,424
Dollar General Corp 5% 11/1/2032 (c)	110,000	107,826
Dollar General Corp 5.45% 7/5/2033 (c)	40,000	40,131
Dollar Tree Inc 4% 5/15/2025	248,000	247,687
Kroger Co/The 1.7% 1/15/2031	400,000	336,868
Kroger Co/The 2.65% 10/15/2026	230,000	223,627
Kroger Co/The 3.7% 8/1/2027	100,000	98,318
Kroger Co/The 5.4% 1/15/2049	28,000	26,444
Kroger Co/The 5.5% 9/15/2054	80,000	75,462
Kroger Co/The 5.65% 9/15/2064	90,000	84,989
Sysco Corp 3.3% 2/15/2050	50,000	33,450
Sysco Corp 4.45% 3/15/2048	52,000	42,532
Sysco Corp 6.6% 4/1/2050	220,000	238,801
Target Corp 2.25% 4/15/2025	508,000	507,484
Target Corp 2.65% 9/15/2030	77,000	69,991
Target Corp 2.95% 1/15/2052	100,000	64,253
Target Corp 3.9% 11/15/2047	40,000	31,636
Target Corp 4% 7/1/2042	15,000	12,690
Walmart Inc 1.8% 9/22/2031	80,000	68,593
Walmart Inc 3.05% 7/8/2026	10,000	9,877
Walmart Inc 3.625% 12/15/2047	20,000	15,480
Walmart Inc 3.7% 6/26/2028	170,000	168,234
Walmart Inc 3.9% 4/15/2028 (c)	250,000	248,935
Walmart Inc 3.95% 6/28/2038	150,000	136,688
Walmart Inc 4.05% 6/29/2048	80,000	66,247
Walmart Inc 4.1% 4/15/2033 (c)	350,000	339,493
Walmart Inc 4.5% 4/15/2053	70,000	61,902
		3,767,355
Food Products - 0.3%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	439,149
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	96,547
Bunge Ltd Fin Corp 4.2% 9/17/2029	60,000	58,974
Bunge Ltd Fin Corp 4.65% 9/17/2034	60,000	58,007
Conagra Brands Inc 4.85% 11/1/2028	190,000	190,422
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,369
Conagra Brands Inc 5.4% 11/1/2048	60,000	54,615
General Mills Inc 2.875% 4/15/2030	40,000	36,668
General Mills Inc 3% 2/1/2051	80,000	51,314
General Mills Inc 4.2% 4/17/2028	89,000	88,120
General Mills Inc 4.7% 4/17/2048	20,000	17,384
General Mills Inc 4.875% 1/30/2030	150,000	150,565
Hormel Foods Corp 3.05% 6/3/2051	40,000	26,365
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (d)	40,000	40,875
JM Smucker Co 4.375% 3/15/2045	20,000	16,646
JM Smucker Co 6.2% 11/15/2033	270,000	287,509
Kellanova 3.25% 4/1/2026	200,000	197,786
Kellanova 4.5% 4/1/2046	32,000	27,524
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	210,337
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	114,416
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	90,670
Kraft Heinz Foods Co 5% 7/15/2035	150,000	147,379
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	131,439
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	98,805
Mondelez International Inc 4.125% 5/7/2028 (c)	270,000	267,586
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	87,932
The Campbell's Company 4.15% 3/15/2028	80,000	79,177
The Campbell's Company 4.8% 3/15/2048	60,000	52,544
Tyson Foods Inc 4% 3/1/2026	170,000	169,242
Tyson Foods Inc 4.875% 8/15/2034	70,000	67,782
Tyson Foods Inc 5.1% 9/28/2048	50,000	45,126
		3,413,274
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	36,373
Colgate-Palmolive Co 3.1% 8/15/2027 (c)	430,000	421,094
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	101,986
Kimberly-Clark Corp 3.05% 8/15/2025	490,000	487,293
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,622
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	46,032
Procter & Gamble Co/The 3% 3/25/2030	105,000	98,849
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	135,521
		1,347,770
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	200,000	170,539
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	82,851
Kenvue Inc 4.9% 3/22/2033	65,000	65,105
Kenvue Inc 5.05% 3/22/2028	65,000	66,405
Kenvue Inc 5.05% 3/22/2053	65,000	60,837
Kenvue Inc 5.2% 3/22/2063	50,000	46,660
		492,397
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	106,988
Altria Group Inc 3.4% 5/6/2030	300,000	280,264
Altria Group Inc 3.7% 2/4/2051	110,000	75,787
Altria Group Inc 3.875% 9/16/2046	38,000	27,836
Altria Group Inc 4.45% 5/6/2050	80,000	62,729
Altria Group Inc 4.8% 2/14/2029	120,000	120,245
Altria Group Inc 5.625% 2/6/2035	150,000	151,353
Altria Group Inc 5.8% 2/14/2039	100,000	100,469
Altria Group Inc 5.95% 2/14/2049	30,000	29,613
Altria Group Inc 6.2% 11/1/2028	70,000	73,511
Philip Morris International Inc 3.125% 3/2/2028	54,000	52,065
Philip Morris International Inc 4.375% 11/15/2041	265,000	228,632
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,086
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,396
Philip Morris International Inc 4.9% 11/1/2034	30,000	29,477
Philip Morris International Inc 5.125% 2/15/2030	190,000	193,735
Philip Morris International Inc 5.375% 2/15/2033	100,000	101,991
Philip Morris International Inc 6.375% 5/16/2038	100,000	109,768
		1,804,945
TOTAL CONSUMER STAPLES		13,149,715

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	135,753
Halliburton Co 4.5% 11/15/2041	200,000	172,721
NOV Inc 3.6% 12/1/2029	110,000	104,014
		412,488
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042 (d)	43,000	35,965
APA Corp 6.75% 2/15/2055 (d)	20,000	19,563
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	66,844
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	145,895
Chevron Corp 1.554% 5/11/2025	80,000	79,734
Chevron Corp 1.995% 5/11/2027	80,000	76,522
Chevron Corp 2.236% 5/11/2030	80,000	71,837
Chevron Corp 2.978% 5/11/2040	80,000	61,763
Chevron Corp 3.078% 5/11/2050	80,000	54,372
Chevron USA Inc 3.85% 1/15/2028	55,000	54,709
Chevron USA Inc 4.95% 8/15/2047	30,000	27,815
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,559
ConocoPhillips 6.5% 2/1/2039	260,000	288,511
ConocoPhillips Co 4.7% 1/15/2030	90,000	90,547
ConocoPhillips Co 5% 1/15/2035	110,000	108,897
ConocoPhillips Co 5.5% 1/15/2055	60,000	57,986
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,303
ConocoPhillips Co 5.7% 9/15/2063	50,000	48,659
ConocoPhillips Co 5.95% 3/15/2046	86,000	88,931
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	24,333
Devon Energy Corp 5% 6/15/2045	100,000	84,836
Devon Energy Corp 5.75% 9/15/2054	90,000	82,388
Diamondback Energy Inc 4.25% 3/15/2052	120,000	91,088
Diamondback Energy Inc 5.9% 4/18/2064	30,000	28,221
Diamondback Energy Inc 6.25% 3/15/2053	120,000	120,153
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	44,033
Enbridge Energy Partners LP 5.875% 10/15/2025	76,000	76,314
Energy Transfer LP 5% 5/15/2050	160,000	134,725
Energy Transfer LP 5.2% 4/1/2030	100,000	101,130
Energy Transfer LP 5.75% 2/15/2033	490,000	501,401
Energy Transfer LP 5.8% 6/15/2038	70,000	69,577
Energy Transfer LP 6% 6/15/2048	356,000	344,740
Energy Transfer LP 6.25% 4/15/2049	50,000	49,601
Energy Transfer LP 6.55% 12/1/2033	170,000	181,766
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	66,305
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,542
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	331,864
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	85,092
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	49,305
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)(c)	290,000	285,526
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	102,497
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,564
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	23,865
EOG Resources Inc 4.375% 4/15/2030	510,000	504,519
EQT Corp 7% 2/1/2030 (f)	90,000	97,048
Exxon Mobil Corp 3.452% 4/15/2051	330,000	235,994
Exxon Mobil Corp 4.227% 3/19/2040	421,000	375,500
Hess Corp 4.3% 4/1/2027	150,000	149,248
Hess Corp 7.125% 3/15/2033	130,000	147,056
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	190,355
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	89,148
Kinder Morgan Inc 4.3% 3/1/2028	112,000	111,172
Kinder Morgan Inc 5.2% 3/1/2048	30,000	26,778
Kinder Morgan Inc 5.2% 6/1/2033	250,000	247,745
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,290
Kinder Morgan Inc 5.55% 6/1/2045	220,000	206,208
Kinder Morgan Inc 7.75% 1/15/2032	110,000	125,809
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	17,627
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	413,033
Marathon Petroleum Corp 5.7% 3/1/2035	180,000	179,258
MPLX LP 4.7% 4/15/2048	28,000	22,913
MPLX LP 4.8% 2/15/2029	30,000	30,051
MPLX LP 5.5% 2/15/2049	310,000	281,911
Occidental Petroleum Corp 5.2% 8/1/2029 (c)	70,000	69,953
Occidental Petroleum Corp 5.55% 10/1/2034	80,000	78,139
Occidental Petroleum Corp 6.125% 1/1/2031	200,000	205,564
Occidental Petroleum Corp 6.6% 3/15/2046 (c)	220,000	221,779
ONEOK Inc 3.95% 3/1/2050	75,000	53,872
ONEOK Inc 4.25% 9/24/2027	30,000	29,734
ONEOK Inc 4.4% 10/15/2029	20,000	19,642
ONEOK Inc 4.45% 9/1/2049	40,000	31,183
ONEOK Inc 4.55% 7/15/2028	59,000	58,780
ONEOK Inc 4.75% 10/15/2031	90,000	88,208
ONEOK Inc 5% 3/1/2026	72,000	72,107
ONEOK Inc 5.05% 11/1/2034	70,000	67,576
ONEOK Inc 5.65% 11/1/2028	50,000	51,500
ONEOK Inc 5.7% 11/1/2054	70,000	65,518
ONEOK Inc 6.05% 9/1/2033	130,000	135,355
ONEOK Inc 6.1% 11/15/2032	220,000	230,481
ONEOK Inc 6.625% 9/1/2053	100,000	104,645
Ovintiv Inc 6.5% 2/1/2038	50,000	51,563
Ovintiv Inc 6.625% 8/15/2037	50,000	52,113
Phillips 66 2.15% 12/15/2030	70,000	60,788
Phillips 66 3.3% 3/15/2052	140,000	89,472
Phillips 66 3.9% 3/15/2028	94,000	92,365
Phillips 66 Co 3.15% 12/15/2029	170,000	158,732
Phillips 66 Co 4.95% 3/15/2035 (c)	120,000	115,568
Phillips 66 Co 5.5% 3/15/2055	40,000	36,447
Phillips 66 Co 5.65% 6/15/2054	30,000	27,872
Pioneer Natural Resources Co 1.125% 1/15/2026	230,000	224,086
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	16,514
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	89,241
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	834,368
Shell Finance US Inc 3.25% 4/6/2050	100,000	69,024
Shell Finance US Inc 3.75% 9/12/2046	70,000	53,939
Shell Finance US Inc 4.375% 5/11/2045	293,000	249,886
Shell International Finance BV 3.125% 11/7/2049	100,000	67,054
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	155,158
Targa Resources Corp 6.125% 3/15/2033	250,000	260,954
Targa Resources Corp 6.125% 5/15/2055	90,000	89,383
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	232,144
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	61,095
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	137,800
Valero Energy Corp 2.85% 4/15/2025	190,000	189,815
Valero Energy Corp 3.65% 12/1/2051	100,000	67,454
Valero Energy Corp 4.35% 6/1/2028	20,000	19,853
Valero Energy Corp 6.625% 6/15/2037	30,000	32,174
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	17,048
Western Gas Partners LP 5.3% 3/1/2048	100,000	85,855
Williams Cos Inc/The 2.6% 3/15/2031	160,000	140,590
Williams Cos Inc/The 3.5% 10/15/2051	130,000	88,983
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,406
Williams Cos Inc/The 4.85% 3/1/2048	83,000	71,767
Williams Cos Inc/The 5.4% 3/2/2026	120,000	120,843
Williams Cos Inc/The 5.65% 3/15/2033	60,000	61,483
		13,638,814
TOTAL ENERGY		14,051,302

Financials - 6.2%
Banks - 2.7%
Bank of America Corp 1.197% 10/24/2026 (b)	924,000	906,504
Bank of America Corp 2.482% 9/21/2036 (b)	280,000	233,513
Bank of America Corp 2.651% 3/11/2032 (b)	180,000	158,834
Bank of America Corp 2.676% 6/19/2041 (b)	200,000	141,864
Bank of America Corp 2.687% 4/22/2032 (b)	356,000	313,332
Bank of America Corp 2.972% 2/4/2033 (b)	90,000	78,911
Bank of America Corp 2.972% 7/21/2052 (b)	370,000	237,202
Bank of America Corp 3.419% 12/20/2028 (b)	220,000	213,208
Bank of America Corp 3.946% 1/23/2049 (b)	23,000	17,920
Bank of America Corp 3.97% 3/5/2029 (b)	125,000	122,790
Bank of America Corp 3.974% 2/7/2030 (b)	60,000	58,382
Bank of America Corp 4.083% 3/20/2051 (b)	320,000	251,447
Bank of America Corp 4.271% 7/23/2029 (b)	80,000	79,029
Bank of America Corp 4.33% 3/15/2050 (b)	60,000	49,466
Bank of America Corp 5% 1/21/2044	400,000	374,701
Bank of America Corp 5.08% 1/20/2027 (b)	800,000	802,872
Bank of America Corp 5.162% 1/24/2031 (b)	150,000	152,068
Bank of America Corp 5.288% 4/25/2034 (b)	500,000	502,259
Bank of America Corp 5.425% 8/15/2035 (b)(c)	130,000	127,287
Bank of America Corp 5.511% 1/24/2036 (b)	150,000	152,659
Bank of America Corp 5.518% 10/25/2035 (b)	80,000	78,492
Bank of America Corp 5.872% 9/15/2034 (b)	260,000	271,323
Bank of America Corp 6.204% 11/10/2028 (b)	500,000	519,660
Citigroup Inc 2.976% 11/5/2030 (b)	270,000	248,631
Citigroup Inc 3.106% 4/8/2026 (b)	500,000	499,834
Citigroup Inc 3.52% 10/27/2028 (b)	205,000	199,248
Citigroup Inc 3.98% 3/20/2030 (b)	160,000	155,107
Citigroup Inc 4.412% 3/31/2031 (b)	370,000	360,539
Citigroup Inc 4.6% 3/9/2026	550,000	549,580
Citigroup Inc 4.65% 7/23/2048	78,000	66,454
Citigroup Inc 5.3% 5/6/2044	80,000	74,775
Citigroup Inc 5.316% 3/26/2041 (b)	617,000	596,714
Citigroup Inc 5.411% 9/19/2039 (b)	180,000	172,179
Citigroup Inc 5.875% 2/22/2033 (c)	410,000	423,231
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	106,128
Citigroup Inc 8.125% 7/15/2039	220,000	272,920
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	26,645
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	64,081
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	97,725
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	45,000	45,242
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	90,000	91,618
Comerica Inc 5.982% 1/30/2030 (b)	50,000	50,808
Fifth Third Bancorp 2.55% 5/5/2027 (c)	200,000	192,047
Fifth Third Bancorp 4.337% 4/25/2033 (b)	70,000	65,935
Fifth Third Bancorp 5.631% 1/29/2032 (b)	40,000	40,946
Fifth Third Bancorp 6.361% 10/27/2028 (b)	120,000	124,687
Fifth Third Bancorp 8.25% 3/1/2038	40,000	48,016
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	80,662
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	70,000	69,528
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	130,000	131,383
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	130,000	135,327
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	390,000	373,037
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	188,000	182,297
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	250,000	212,673
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	200,000	199,673
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	150,000	134,598
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	40,000	34,594
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	239,000	209,993
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	720,000	660,672
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	219,583
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	45,465
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	100,000	66,581
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	660,000	646,774
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	734,000	638,586
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	43,000	42,264
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,600
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	200,000	198,609
JPMorgan Chase & Co 4.565% 6/14/2030 (b)(c)	470,000	467,326
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	123,025
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	200,000	201,810
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	300,000	304,679
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	150,000	150,600
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	880,000	894,303
JPMorgan Chase & Co 5.717% 9/14/2033 (b)(c)	120,000	123,308
KeyCorp 2.25% 4/6/2027 (c)	350,000	333,695
KeyCorp 4.789% 6/1/2033 (b)	30,000	28,768
KeyCorp 5.121% 4/4/2031 (b)	40,000	40,176
KeyCorp 6.401% 3/6/2035 (b)	50,000	52,821
M&T Bank Corp 4.553% 8/16/2028 (b)	170,000	168,781
M&T Bank Corp 5.053% 1/27/2034 (b)	40,000	38,655
PNC Financial Services Group Inc/The 1.15% 8/13/2026 (c)	514,000	491,943
PNC Financial Services Group Inc/The 3.15% 5/19/2027	430,000	418,778
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	60,000	61,052
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	90,000	91,829
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	90,000	90,297
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)(c)	40,000	40,710
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	102,827
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	230,000	235,415
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	100,000	104,108
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	30,000	31,495
Santander Holdings USA Inc 4.5% 7/17/2025	82,000	81,947
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	100,000	100,734
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	350,000	354,408
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	103,657
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	40,000	44,066
Truist Financial Corp 1.2% 8/5/2025	700,000	691,829
Truist Financial Corp 1.267% 3/2/2027 (b)	29,000	28,113
Truist Financial Corp 4.916% 7/28/2033 (b)	50,000	47,725
Truist Financial Corp 5.153% 8/5/2032 (b)	10,000	10,016
Truist Financial Corp 5.711% 1/24/2035 (b)	230,000	234,834
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	102,880
Truist Financial Corp 6.123% 10/28/2033 (b)	30,000	31,551
US Bancorp 1.375% 7/22/2030	210,000	177,334
US Bancorp 2.491% 11/3/2036 (b)	50,000	41,530
US Bancorp 3.1% 4/27/2026	240,000	236,510
US Bancorp 4.839% 2/1/2034 (b)	150,000	145,756
US Bancorp 5.046% 2/12/2031 (b)	130,000	131,064
US Bancorp 5.775% 6/12/2029 (b)	270,000	278,462
US Bancorp 5.836% 6/12/2034 (b)	60,000	61,915
US Bancorp 5.85% 10/21/2033 (b)	70,000	72,545
Wachovia Corp 5.5% 8/1/2035	140,000	140,415
Wells Fargo & Co 2.188% 4/30/2026 (b)	340,000	339,290
Wells Fargo & Co 2.572% 2/11/2031 (b)	690,000	621,880
Wells Fargo & Co 3.068% 4/30/2041 (b)	100,000	74,525
Wells Fargo & Co 3.584% 5/22/2028 (b)	82,000	80,284
Wells Fargo & Co 4.1% 6/3/2026	1,194,000	1,186,688
Wells Fargo & Co 4.75% 12/7/2046	257,000	216,625
Wells Fargo & Co 4.897% 7/25/2033 (b)	130,000	128,129
Wells Fargo & Co 5.013% 4/4/2051 (b)	130,000	117,012
Wells Fargo & Co 5.244% 1/24/2031 (b)	400,000	406,706
Wells Fargo & Co 5.375% 2/7/2035	100,000	101,641
Wells Fargo & Co 5.389% 4/24/2034 (b)	280,000	281,933
Wells Fargo & Co 5.557% 7/25/2034 (b)	200,000	203,516
Wells Fargo & Co 5.574% 7/25/2029 (b)	200,000	205,438
Wells Fargo & Co 5.606% 1/15/2044	80,000	76,583
Wells Fargo & Co 6.491% 10/23/2034 (b)	430,000	463,878
		26,946,532
Capital Markets - 1.5%
Ameriprise Financial Inc 2.875% 9/15/2026	100,000	98,013
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	40,347
Apollo Debt Solutions BDC 6.55% 3/15/2032 (d)	100,000	101,324
Ares Capital Corp 2.15% 7/15/2026	234,000	225,688
Ares Capital Corp 2.875% 6/15/2027	120,000	114,767
Ares Capital Corp 3.2% 11/15/2031	50,000	43,255
Ares Capital Corp 5.95% 7/15/2029	70,000	71,136
Ares Strategic Income Fund 5.6% 2/15/2030 (d)	90,000	88,708
Ares Strategic Income Fund 6.2% 3/21/2032 (c)(d)	50,000	49,716
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	68,019
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,708
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	240,000	240,432
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	30,000	30,266
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	120,000	118,931
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)(c)	150,000	152,149
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (b)	110,000	113,613
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)	140,000	152,921
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,236
BlackRock Funding Inc 5.25% 3/14/2054	100,000	96,434
BlackRock Funding Inc 5.35% 1/8/2055	30,000	29,172
Blackrock Inc 2.1% 2/25/2032	50,000	42,483
Blackrock Inc 4.75% 5/25/2033	160,000	160,079
Blackstone Private Credit Fund 5.25% 4/1/2030 (d)	70,000	68,334
Blackstone Private Credit Fund 5.95% 7/16/2029	50,000	50,541
Blackstone Private Credit Fund 6% 1/29/2032 (c)	40,000	39,657
Blackstone Private Credit Fund 6% 11/22/2034 (c)(d)	30,000	28,860
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	52,883
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	99,967
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	150,389
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	59,006
Charles Schwab Corp/The 2% 3/20/2028	215,000	200,797
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	342,803
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	140,000	149,006
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	60,000	63,289
CME Group Inc 2.65% 3/15/2032	70,000	61,590
CME Group Inc 3.75% 6/15/2028	110,000	108,610
CME Group Inc 5.3% 9/15/2043	40,000	40,002
Franklin Resources Inc 2.95% 8/12/2051	30,000	18,956
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	255,000	222,652
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	440,000	431,594
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	887,000	761,742
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	60,000	59,172
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	230,000	204,642
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	24,729
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,133
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)(c)	200,000	202,721
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	300,000	304,188
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	230,000	224,113
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	378,482
Golub Capital BDC Inc 6% 7/15/2029	50,000	50,203
HPS Corporate Lending Fund 5.95% 4/14/2032 (d)	20,000	19,728
HPS Corporate Lending Fund 6.25% 9/30/2029	40,000	40,563
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,602
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	146,307
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	57,129
Intercontinental Exchange Inc 3% 6/15/2050	138,000	89,681
Intercontinental Exchange Inc 3% 9/15/2060	40,000	24,056
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	48,811
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	234,510
Intercontinental Exchange Inc 4.95% 6/15/2052	20,000	18,034
Invesco Finance PLC 3.75% 1/15/2026	110,000	109,305
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	82,639
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	38,329
Jefferies Financial Group Inc 4.85% 1/15/2027 (c)	100,000	99,988
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	143,750
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	20,372
Lazard Group LLC 4.5% 9/19/2028	100,000	98,943
Legg Mason Inc 5.625% 1/15/2044	20,000	19,630
LPL Holdings Inc 5.65% 3/15/2035	40,000	39,609
LPL Holdings Inc 6.75% 11/17/2028 (c)	30,000	31,717
Moody's Corp 4.875% 12/17/2048	123,000	109,850
Moody's Corp 5% 8/5/2034	50,000	49,696
Morgan Stanley 2.188% 4/28/2026 (b)	940,000	938,141
Morgan Stanley 2.699% 1/22/2031 (b)	1,340,000	1,213,964
Morgan Stanley 3.591% 7/22/2028 (b)	210,000	204,769
Morgan Stanley 3.625% 1/20/2027	96,000	94,938
Morgan Stanley 3.772% 1/24/2029 (b)	300,000	293,439
Morgan Stanley 3.95% 4/23/2027	200,000	197,830
Morgan Stanley 3.971% 7/22/2038 (b)	120,000	103,942
Morgan Stanley 4.375% 1/22/2047	148,000	124,443
Morgan Stanley 4.457% 4/22/2039 (b)	295,000	270,819
Morgan Stanley 5.042% 7/19/2030 (b)	40,000	40,334
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	202,711
Morgan Stanley 5.25% 4/21/2034 (b)	420,000	420,207
Morgan Stanley 5.297% 4/20/2037 (b)	140,000	137,327
Morgan Stanley 5.32% 7/19/2035 (b)	40,000	40,004
Morgan Stanley 5.587% 1/18/2036 (b)	50,000	51,063
Morgan Stanley 5.597% 3/24/2051 (b)	90,000	88,696
Morgan Stanley 5.948% 1/19/2038 (b)	190,000	192,067
Morgan Stanley 6.342% 10/18/2033 (b)	320,000	343,317
Morgan Stanley 6.375% 7/24/2042	190,000	206,972
Nasdaq Inc 2.5% 12/21/2040	100,000	68,306
Nasdaq Inc 5.35% 6/28/2028	90,000	92,123
Nasdaq Inc 5.55% 2/15/2034	40,000	41,021
Nasdaq Inc 5.95% 8/15/2053	8,000	8,143
Nasdaq Inc 6.1% 6/28/2063	40,000	40,638
Northern Trust Corp 1.95% 5/1/2030	220,000	193,929
Raymond James Financial Inc 4.95% 7/15/2046	70,000	63,367
S&P Global Inc 2.3% 8/15/2060	100,000	51,020
S&P Global Inc 2.45% 3/1/2027 (c)	590,000	571,319
S&P Global Inc 4.75% 8/1/2028	140,000	141,665
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,370
State Street Corp 1.684% 11/18/2027 (b)	204,000	195,100
State Street Corp 4.729% 2/28/2030	100,000	100,538
State Street Corp 4.821% 1/26/2034 (b)	100,000	98,271
State Street Corp 5.146% 2/28/2036 (b)	70,000	70,165
State Street Corp 5.684% 11/21/2029 (b)	110,000	114,207
State Street Corp 6.123% 11/21/2034 (b)	30,000	31,531
		15,131,403
Consumer Finance - 0.7%
Ally Financial Inc 5.8% 5/1/2025	250,000	250,169
Ally Financial Inc 6.184% 7/26/2035 (b)	70,000	69,552
Ally Financial Inc 6.848% 1/3/2030 (b)	120,000	125,345
Ally Financial Inc 6.992% 6/13/2029 (b)	120,000	125,168
American Express Co 2.55% 3/4/2027	100,000	96,648
American Express Co 3.3% 5/3/2027	30,000	29,378
American Express Co 4.05% 12/3/2042	160,000	135,359
American Express Co 4.989% 5/26/2033 (b)	30,000	29,569
American Express Co 5.043% 5/1/2034 (b)	90,000	89,940
American Express Co 5.442% 1/30/2036 (b)	110,000	111,182
American Express Co 5.532% 4/25/2030 (b)(c)	270,000	278,375
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,014
Capital One Financial Corp 3.8% 1/31/2028	251,000	245,624
Capital One Financial Corp 5.817% 2/1/2034 (b)	250,000	251,940
Capital One Financial Corp 6.377% 6/8/2034 (b)	100,000	104,518
Capital One Financial Corp 7.624% 10/30/2031 (b)	120,000	133,646
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	305,361
Ford Motor Credit Co LLC 5.918% 3/20/2028	290,000	291,295
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	287,967
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	318,387
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	207,633
John Deere Capital Corp 2.8% 7/18/2029	220,000	206,380
John Deere Capital Corp 4.75% 6/8/2026	740,000	744,350
John Deere Capital Corp 4.85% 10/11/2029 (c)	400,000	407,813
John Deere Capital Corp 5.05% 6/12/2034	50,000	50,277
PACCAR Financial Corp 4% 9/26/2029	160,000	157,460
Synchrony Financial 3.95% 12/1/2027	150,000	146,258
Synchrony Financial 5.15% 3/19/2029	159,000	158,261
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	89,268
Toyota Motor Credit Corp 3% 4/1/2025	580,000	580,000
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	80,017
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	49,507
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	69,325
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	118,351
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	390,774
		6,804,111
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	14,818
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	203,371
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	30,828
Blue Owl Credit Income Corp 5.8% 3/15/2030 (d)	50,000	49,029
Blue Owl Credit Income Corp 6.6% 9/15/2029 (d)	80,000	81,293
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	71,392
BP Capital Markets America Inc 3% 2/24/2050	240,000	155,142
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	63,376
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	12,970
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	294,978
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	60,975
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	180,925
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,360
Corebridge Financial Inc 3.5% 4/4/2025	130,000	129,985
Corebridge Financial Inc 3.85% 4/5/2029	80,000	77,350
Corebridge Financial Inc 3.9% 4/5/2032	80,000	73,954
Corebridge Financial Inc 4.35% 4/5/2042	20,000	16,724
Corebridge Financial Inc 5.75% 1/15/2034	40,000	41,050
Corebridge Financial Inc 6.875% 12/15/2052 (b)	100,000	102,195
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	303,534
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	73,806
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	35,821
Equitable Holdings Inc 4.35% 4/20/2028	360,000	356,909
Equitable Holdings Inc 6.7% 3/28/2055 (b)	20,000	19,845
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	29,616	25,047
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	238,464
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	173,497
Fiserv Inc 3.5% 7/1/2029	80,000	76,080
Fiserv Inc 4.4% 7/1/2049	240,000	197,781
Global Payments Inc 1.2% 3/1/2026	346,000	335,087
Global Payments Inc 4.15% 8/15/2049	20,000	15,055
Global Payments Inc 5.4% 8/15/2032	140,000	141,652
Golub Capital Private Credit Fund 5.875% 5/1/2030 (d)	40,000	39,606
Jackson Financial Inc 4% 11/23/2051	40,000	27,334
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	86,026
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	335,224
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	60,000	67,652
Mastercard Inc 2% 11/18/2031	240,000	204,706
Mastercard Inc 2.95% 6/1/2029	50,000	47,468
Mastercard Inc 3.3% 3/26/2027	38,000	37,387
Mastercard Inc 3.35% 3/26/2030	53,000	50,425
Mastercard Inc 3.85% 3/26/2050	115,000	91,066
Mastercard Inc 4.55% 1/15/2035	140,000	136,439
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032 (c)	170,000	160,709
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	101,077
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	62,830
PayPal Holdings Inc 1.65% 6/1/2025	70,000	69,720
PayPal Holdings Inc 2.3% 6/1/2030	120,000	107,350
PayPal Holdings Inc 4.4% 6/1/2032	100,000	97,422
PayPal Holdings Inc 5.25% 6/1/2062	30,000	27,354
PayPal Holdings Inc 5.5% 6/1/2054	80,000	77,307
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	51,101
Visa Inc 1.1% 2/15/2031	250,000	208,747
Visa Inc 2.05% 4/15/2030	350,000	314,135
Visa Inc 2.7% 4/15/2040	150,000	112,733
Visa Inc 4.15% 12/14/2035	38,000	35,934
Voya Financial Inc 4.7% 1/23/2048 (b)	20,000	18,893
Western Union Co/The 6.2% 11/17/2036	20,000	20,357
		6,365,295
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	224,000	215,188
Allstate Corp/The 1.45% 12/15/2030	110,000	91,792
Allstate Corp/The 5.55% 5/9/2035	156,000	160,068
American International Group Inc 4.25% 3/15/2029	100,000	97,619
American International Group Inc 4.375% 6/30/2050	240,000	199,048
American International Group Inc 4.5% 7/16/2044	25,000	21,706
American International Group Inc 4.75% 4/1/2048	100,000	88,405
Aon Corp 3.75% 5/2/2029	120,000	115,972
Aon Global Ltd 4.75% 5/15/2045	50,000	43,757
Aon North America Inc 5.45% 3/1/2034	250,000	254,556
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	23,019
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	46,528
Arthur J Gallagher & Co 3.5% 5/20/2051	50,000	34,769
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	60,415
Arthur J Gallagher & Co 5.15% 2/15/2035	60,000	59,457
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	41,262
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	44,017
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,243
Assurant Inc 4.9% 3/27/2028	60,000	60,312
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	73,339
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,516
Athene Holding Ltd 4.125% 1/12/2028	84,000	82,858
Athene Holding Ltd 6.15% 4/3/2030	180,000	189,269
Athene Holding Ltd 6.625% 10/15/2054 (b)	40,000	39,610
Athene Holding Ltd 6.65% 2/1/2033	100,000	106,499
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	77,340
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	120,000	103,430
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	141,148
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	202,838
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	32,359
Brighthouse Financial Inc 5.625% 5/15/2030 (c)	80,000	82,835
Brown & Brown Inc 4.2% 3/17/2032	110,000	103,194
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	297,689
Chubb INA Holdings LLC 3.05% 12/15/2061	20,000	12,329
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	109,947
CNA Financial Corp 3.9% 5/1/2029	160,000	155,174
First American Financial Corp 2.4% 8/15/2031	60,000	50,620
Globe Life Inc 2.15% 8/15/2030	50,000	43,328
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	18,950
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	59,125
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	30,959
Lincoln National Corp 4.35% 3/1/2048	160,000	126,581
Markel Group Inc 3.35% 9/17/2029	30,000	28,446
Markel Group Inc 3.5% 11/1/2027	100,000	97,560
Markel Group Inc 4.15% 9/17/2050	40,000	30,736
Markel Group Inc 5% 5/20/2049	50,000	44,027
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	90,890
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	70,127
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	70,238
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	63,464
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	69,272
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	39,076
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	48,270
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	38,813
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	40,599
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	105,492
MetLife Inc 4.05% 3/1/2045	18,000	14,599
MetLife Inc 4.55% 3/23/2030	600,000	600,675
MetLife Inc 4.875% 11/13/2043	100,000	91,429
MetLife Inc 5.25% 1/15/2054	60,000	56,983
MetLife Inc 6.4% 12/15/2066 (b)	70,000	70,998
Principal Financial Group Inc 4.35% 5/15/2043	30,000	25,899
Principal Financial Group Inc 5.375% 3/15/2033	120,000	122,095
Progressive Corp/The 2.5% 3/15/2027	100,000	96,699
Progressive Corp/The 3.2% 3/26/2030	100,000	93,934
Progressive Corp/The 4.2% 3/15/2048	135,000	111,849
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,662
Prudential Financial Inc 3.935% 12/7/2049	38,000	28,954
Prudential Financial Inc 4.35% 2/25/2050	285,000	235,380
Prudential Financial Inc 5.125% 3/1/2052 (b)	50,000	47,593
Prudential Financial Inc 6% 9/1/2052 (b)	70,000	70,151
Prudential Financial Inc 6.5% 3/15/2054 (b)	60,000	61,106
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,609
Reinsurance Group of America Inc 6% 9/15/2033	30,000	31,121
Selective Insurance Group Inc 5.9% 4/15/2035	40,000	40,335
The Travelers Companies, Inc. 2.55% 4/27/2050	200,000	119,667
The Travelers Companies, Inc. 4% 5/30/2047	32,000	25,851
The Travelers Companies, Inc. 4.1% 3/4/2049	50,000	40,055
Unum Group 4% 6/15/2029	100,000	97,102
Unum Group 4.125% 6/15/2051	20,000	15,013
Unum Group 6% 6/15/2054	30,000	30,073
Willis North America Inc 2.95% 9/15/2029	250,000	230,795
Willis North America Inc 5.35% 5/15/2033	20,000	20,161
Willis North America Inc 5.9% 3/5/2054	20,000	19,704
		7,156,572
TOTAL FINANCIALS		62,403,913

Health Care - 2.8%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	48,944
AbbVie Inc 3.2% 11/21/2029	80,000	75,571
AbbVie Inc 4.05% 11/21/2039	50,000	43,847
AbbVie Inc 4.25% 11/21/2049	390,000	323,104
AbbVie Inc 4.3% 5/14/2036	140,000	130,840
AbbVie Inc 4.5% 5/14/2035	440,000	422,280
AbbVie Inc 4.55% 3/15/2035	80,000	77,232
AbbVie Inc 4.7% 5/14/2045	120,000	108,376
AbbVie Inc 4.8% 3/15/2029	150,000	151,904
AbbVie Inc 4.875% 11/14/2048	100,000	91,661
AbbVie Inc 5.05% 3/15/2034	220,000	221,559
AbbVie Inc 5.4% 3/15/2054	150,000	147,329
Amgen Inc 3% 1/15/2052	30,000	19,361
Amgen Inc 3.15% 2/21/2040	410,000	313,307
Amgen Inc 3.2% 11/2/2027	56,000	54,376
Amgen Inc 3.375% 2/21/2050	110,000	76,995
Amgen Inc 4.2% 3/1/2033	260,000	246,451
Amgen Inc 4.4% 5/1/2045	102,000	86,275
Amgen Inc 4.663% 6/15/2051	190,000	162,337
Amgen Inc 4.875% 3/1/2053	50,000	43,661
Amgen Inc 5.15% 3/2/2028	480,000	488,632
Amgen Inc 5.25% 3/2/2033	100,000	101,444
Amgen Inc 5.65% 3/2/2053	182,000	178,529
Amgen Inc 5.75% 3/2/2063	140,000	136,431
Biogen Inc 3.25% 2/15/2051	270,000	172,990
Gilead Sciences Inc 2.8% 10/1/2050	180,000	112,955
Gilead Sciences Inc 4% 9/1/2036	40,000	36,049
Gilead Sciences Inc 4.15% 3/1/2047	60,000	49,326
Gilead Sciences Inc 4.5% 2/1/2045	311,000	271,155
Gilead Sciences Inc 4.8% 11/15/2029	50,000	50,503
Gilead Sciences Inc 5.5% 11/15/2054	50,000	49,479
		4,492,903
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.875% 9/15/2025	240,000	239,423
Abbott Laboratories 4.9% 11/30/2046	150,000	141,946
Baxter International Inc 1.915% 2/1/2027	180,000	171,691
Baxter International Inc 2.539% 2/1/2032 (c)	180,000	154,379
Baxter International Inc 3.132% 12/1/2051	20,000	12,706
Becton Dickinson & Co 2.823% 5/20/2030	150,000	136,888
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,088
Becton Dickinson & Co 4.669% 6/6/2047	130,000	112,403
Becton Dickinson & Co 5.081% 6/7/2029	100,000	101,490
Boston Scientific Corp 3.75% 3/1/2026	120,000	119,213
Boston Scientific Corp 4% 3/1/2029	100,000	98,087
Boston Scientific Corp 4.7% 3/1/2049	140,000	125,772
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	104,390
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	147,758
Medtronic Inc 4.625% 3/15/2045	168,000	150,777
Solventum Corp 6% 5/15/2064	110,000	108,001
Stryker Corp 2.9% 6/15/2050	140,000	92,107
Stryker Corp 3.5% 3/15/2026	240,000	237,833
Stryker Corp 4.625% 9/11/2034	100,000	97,356
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	202,102
		2,605,410
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	60,000	50,888
Aetna Inc 6.625% 6/15/2036	60,000	63,983
AHS Hospital Corp 2.78% 7/1/2051	250,000	154,718
Allina Health System 3.887% 4/15/2049	20,000	15,523
Banner Health 2.913% 1/1/2051	100,000	65,049
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	71,983
Bon Secours Mercy Health Inc 2.095% 6/1/2031	71,000	61,219
Cardinal Health Inc 3.41% 6/15/2027	67,000	65,528
Cardinal Health Inc 5.45% 2/15/2034 (c)	110,000	111,792
Cencora Inc 4.25% 3/1/2045	20,000	16,430
Cencora Inc 4.85% 12/15/2029	30,000	30,148
Cencora Inc 5.125% 2/15/2034	110,000	109,793
Cencora Inc 5.15% 2/15/2035	30,000	29,997
Centene Corp 2.45% 7/15/2028	100,000	91,249
Centene Corp 2.625% 8/1/2031	130,000	109,267
Centene Corp 3.375% 2/15/2030	260,000	235,143
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	50,375
Cigna Group/The 4.125% 11/15/2025	25,000	24,958
Cigna Group/The 4.375% 10/15/2028	30,000	29,771
Cigna Group/The 4.5% 2/25/2026	74,000	73,971
Cigna Group/The 4.8% 7/15/2046	465,000	405,486
Cigna Group/The 4.8% 8/15/2038	200,000	186,881
Cigna Group/The 4.9% 12/15/2048	30,000	26,128
CommonSpirit Health 3.91% 10/1/2050	125,000	92,277
CommonSpirit Health 4.35% 11/1/2042	100,000	83,889
CommonSpirit Health 5.318% 12/1/2034	100,000	99,002
CVS Health Corp 3% 8/15/2026	20,000	19,550
CVS Health Corp 3.25% 8/15/2029	195,000	182,085
CVS Health Corp 3.625% 4/1/2027	170,000	166,782
CVS Health Corp 3.75% 4/1/2030	380,000	358,609
CVS Health Corp 4.25% 4/1/2050	480,000	359,099
CVS Health Corp 4.3% 3/25/2028	264,000	260,817
CVS Health Corp 5% 1/30/2029	40,000	40,186
CVS Health Corp 5.05% 3/25/2048	131,000	111,788
CVS Health Corp 5.25% 2/21/2033	150,000	148,109
CVS Health Corp 5.3% 6/1/2033	70,000	69,319
CVS Health Corp 5.625% 2/21/2053	130,000	118,852
CVS Health Corp 6% 6/1/2063	90,000	84,925
CVS Health Corp 6.05% 6/1/2054	50,000	48,512
Elevance Health Inc 3.65% 12/1/2027	320,000	313,809
Elevance Health Inc 4.101% 3/1/2028	50,000	49,464
Elevance Health Inc 4.375% 12/1/2047	175,000	143,547
Elevance Health Inc 4.55% 3/1/2048	250,000	209,337
Elevance Health Inc 4.625% 5/15/2042	140,000	123,493
Elevance Health Inc 5.2% 2/15/2035 (c)	140,000	140,453
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	91,797
HCA Inc 4.5% 2/15/2027	1,013,000	1,009,511
HCA Inc 5.25% 6/15/2049	100,000	88,001
HCA Inc 5.5% 3/1/2032	250,000	252,427
HCA Inc 5.6% 4/1/2034	200,000	201,108
HCA Inc 5.75% 3/1/2035	100,000	100,900
HCA Inc 6% 4/1/2054	300,000	290,258
HCA Inc 6.1% 4/1/2064	70,000	67,640
Humana Inc 3.95% 3/15/2027	445,000	438,887
Humana Inc 4.625% 12/1/2042	80,000	66,746
Humana Inc 5.75% 12/1/2028	70,000	72,275
Humana Inc 5.75% 4/15/2054	70,000	65,034
Humana Inc 6% 5/1/2055	70,000	66,994
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	61,294
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	45,176
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	56,182
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	108,143
Mass General Brigham Inc 3.342% 7/1/2060	60,000	39,847
MyMichigan Health 3.409% 6/1/2050	33,000	23,321
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	66,683
Novant Health Inc 3.168% 11/1/2051	105,000	69,361
NYU Langone Hospitals 3.38% 7/1/2055	70,000	48,093
Orlando Health Obligated Grp 3.327% 10/1/2050	57,000	40,670
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	25,998
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	75,630
Sabra Health Care LP 5.125% 8/15/2026	50,000	49,949
Sutter Health 3.361% 8/15/2050	130,000	90,990
Trinity Health Corp 2.632% 12/1/2040	50,000	36,659
UnitedHealth Group Inc 1.15% 5/15/2026	180,000	173,815
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	79,085
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	75,644
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	169,363
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	628,201
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,402
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,649
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	99,389
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	85,163
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	96,909
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	342,998
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	78,154
UnitedHealth Group Inc 5% 4/15/2034	40,000	39,789
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	90,557
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	151,015
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	92,295
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	92,277
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	94,725
UnitedHealth Group Inc 5.5% 7/15/2044 (c)	210,000	206,862
UnitedHealth Group Inc 5.625% 7/15/2054	110,000	107,977
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	61,810
Universal Health Services Inc 4.625% 10/15/2029	100,000	97,388
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	45,196
		11,914,421
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	59,650
Agilent Technologies Inc 4.75% 9/9/2034	60,000	58,153
Revvity Inc 2.25% 9/15/2031	90,000	75,739
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	231,356
Thermo Fisher Scientific Inc 4.95% 11/21/2032 (c)	210,000	212,574
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,258
		657,730
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.2% 6/15/2026	650,000	642,363
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	243,468
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	72,394
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	88,396
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	36,257
Bristol-Myers Squibb Co 4.9% 2/22/2029	130,000	132,260
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	193,314
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	129,100
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	74,030
Bristol-Myers Squibb Co 6.4% 11/15/2063	210,000	229,706
Eli Lilly & Co 2.25% 5/15/2050	200,000	114,790
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,417
Eli Lilly & Co 4.6% 8/14/2034	100,000	98,290
Eli Lilly & Co 4.75% 2/12/2030	130,000	131,992
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,966
Eli Lilly & Co 5.05% 8/14/2054	100,000	94,486
Eli Lilly & Co 5.1% 2/9/2064	100,000	93,235
Eli Lilly & Co 5.5% 2/12/2055 (c)	130,000	131,625
Haleon US Capital LLC 3.625% 3/24/2032	250,000	230,182
Johnson & Johnson 2.1% 9/1/2040	220,000	151,677
Johnson & Johnson 2.25% 9/1/2050	50,000	29,292
Johnson & Johnson 2.45% 3/1/2026	760,000	748,024
Johnson & Johnson 2.45% 9/1/2060	110,000	61,505
Johnson & Johnson 3.4% 1/15/2038	116,000	99,199
Johnson & Johnson 3.55% 3/1/2036	110,000	98,617
Johnson & Johnson 4.9% 6/1/2031 (c)	100,000	102,384
Merck & Co Inc 1.45% 6/24/2030	100,000	86,006
Merck & Co Inc 3.7% 2/10/2045	45,000	35,553
Merck & Co Inc 4.05% 5/17/2028	100,000	99,706
Merck & Co Inc 4.15% 5/18/2043	266,000	226,859
Merck & Co Inc 4.5% 5/17/2033	150,000	147,520
Merck & Co Inc 5% 5/17/2053	150,000	138,567
Mylan Inc 4.55% 4/15/2028	20,000	19,589
Novartis Capital Corp 2% 2/14/2027 (c)	320,000	308,277
Novartis Capital Corp 2.75% 8/14/2050	50,000	32,374
Novartis Capital Corp 3% 11/20/2025	460,000	456,444
Novartis Capital Corp 3.1% 5/17/2027 (c)	90,000	88,148
Novartis Capital Corp 4% 11/20/2045	35,000	29,283
Pfizer Inc 2.55% 5/28/2040	125,000	88,814
Pfizer Inc 2.7% 5/28/2050	380,000	234,820
Pfizer Inc 3.45% 3/15/2029	70,000	67,773
Pfizer Inc 4% 12/15/2036	36,000	32,789
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	640,000	641,030
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	270,651
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	113,581
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	197,802
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	143,052
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	146,219
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	232,759
Royalty Pharma PLC 3.3% 9/2/2040	100,000	73,825
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	3,000	2,945
Viatris Inc 2.7% 6/22/2030	100,000	87,087
Viatris Inc 3.85% 6/22/2040	120,000	87,234
Viatris Inc 4% 6/22/2050	100,000	65,585
Zoetis Inc 4.45% 8/20/2048	60,000	50,984
		8,377,245
TOTAL HEALTH CARE		28,047,709

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	118,301
Boeing Co 3.6% 5/1/2034	170,000	146,312
Boeing Co 5.705% 5/1/2040	836,000	812,681
Boeing Co 5.805% 5/1/2050	130,000	123,758
Boeing Co 6.528% 5/1/2034	150,000	160,723
GE Aerospace 4.35% 5/1/2050	489,000	409,800
General Dynamics Corp 2.125% 8/15/2026	160,000	155,379
General Dynamics Corp 3.625% 4/1/2030	140,000	134,566
General Dynamics Corp 4.25% 4/1/2050	50,000	41,491
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	57,620
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	96,545
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	273,870
Lockheed Martin Corp 4.07% 12/15/2042	70,000	58,587
Lockheed Martin Corp 4.09% 9/15/2052	70,000	55,667
Lockheed Martin Corp 4.7% 12/15/2031	210,000	209,509
Lockheed Martin Corp 4.7% 5/15/2046	28,000	25,091
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,547
Lockheed Martin Corp 5.9% 11/15/2063	200,000	207,741
Northrop Grumman Corp 3.25% 1/15/2028	80,000	77,450
Northrop Grumman Corp 4.03% 10/15/2047	106,000	84,654
Northrop Grumman Corp 5.2% 6/1/2054	60,000	56,197
Northrop Grumman Corp 5.25% 5/1/2050	120,000	113,474
RTX Corp 3.75% 11/1/2046	30,000	22,890
RTX Corp 4.05% 5/4/2047	18,000	14,287
RTX Corp 4.125% 11/16/2028	260,000	256,334
RTX Corp 4.35% 4/15/2047	260,000	216,287
RTX Corp 4.45% 11/16/2038	370,000	337,524
RTX Corp 5.15% 2/27/2033	240,000	242,135
RTX Corp 6.1% 3/15/2034	200,000	214,472
		4,741,892
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	110,846
FedEx Corp 4.25% 5/15/2030	175,000	171,188
FedEx Corp 4.75% 11/15/2045 (d)	20,000	16,705
FedEx Corp 4.95% 10/17/2048	102,000	87,167
United Parcel Service Inc 4.875% 3/3/2033 (c)	360,000	361,258
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,332
United Parcel Service Inc 5.5% 5/22/2054	140,000	136,851
United Parcel Service Inc 5.6% 5/22/2064	50,000	48,943
		951,290
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	48,287
Carrier Global Corp 2.722% 2/15/2030	100,000	91,460
Carrier Global Corp 3.377% 4/5/2040	195,000	153,380
Carrier Global Corp 3.577% 4/5/2050	50,000	36,412
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	148,580
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,473
Masco Corp 2% 2/15/2031	103,000	87,521
Masco Corp 3.125% 2/15/2051	52,000	33,019
Owens Corning 3.875% 6/1/2030	100,000	95,432
Owens Corning 4.4% 1/30/2048	20,000	16,259
Owens Corning 5.95% 6/15/2054	60,000	59,935
		775,758
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	416,418
Republic Services Inc 3.95% 5/15/2028	28,000	27,617
Veralto Corp 5.45% 9/18/2033	40,000	40,787
Waste Connections Inc 2.2% 1/15/2032	130,000	110,074
Waste Connections Inc 5% 3/1/2034	90,000	89,697
Waste Management Inc 4.65% 3/15/2030	60,000	60,288
Waste Management Inc 4.875% 2/15/2029	390,000	396,810
Waste Management Inc 4.875% 2/15/2034	80,000	80,006
Waste Management Inc 4.95% 3/15/2035	60,000	59,700
Waste Management Inc 4.95% 7/3/2027	40,000	40,621
Waste Management Inc 4.95% 7/3/2031	40,000	40,724
Waste Management Inc 5.35% 10/15/2054	60,000	58,547
		1,421,289
Electrical Equipment - 0.0%
Emerson Electric Co 2% 12/21/2028	290,000	266,626
Regal Rexnord Corp 6.05% 4/15/2028	170,000	174,399
Regal Rexnord Corp 6.4% 4/15/2033	40,000	41,522
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,411
		523,958
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3% 4/1/2025	280,000	280,000
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	140,075
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,420
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	167,125
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	87,967
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	76,146
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	21,707
CSX Corp 2.4% 2/15/2030	80,000	72,495
CSX Corp 4.3% 3/1/2048	140,000	116,855
CSX Corp 4.5% 3/15/2049	160,000	137,420
CSX Corp 4.75% 11/15/2048	70,000	62,331
CSX Corp 6.15% 5/1/2037	140,000	151,234
Norfolk Southern Corp 2.9% 8/25/2051	110,000	68,849
Norfolk Southern Corp 3.8% 8/1/2028	63,000	61,759
Norfolk Southern Corp 4.05% 8/15/2052	90,000	70,132
Norfolk Southern Corp 4.1% 5/15/2121	60,000	42,653
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,547
Norfolk Southern Corp 4.45% 3/1/2033	150,000	144,937
Norfolk Southern Corp 5.35% 8/1/2054	50,000	48,002
Ryder System Inc 6.6% 12/1/2033	60,000	65,331
Uber Technologies Inc 4.3% 1/15/2030	50,000	49,104
Uber Technologies Inc 4.8% 9/15/2034	50,000	48,561
Uber Technologies Inc 5.35% 9/15/2054	50,000	46,704
Union Pacific Corp 2.75% 3/1/2026	160,000	157,692
Union Pacific Corp 2.891% 4/6/2036	79,000	64,599
Union Pacific Corp 2.973% 9/16/2062	290,000	169,288
Union Pacific Corp 3.25% 2/5/2050	50,000	34,579
Union Pacific Corp 3.55% 8/15/2039	130,000	107,779
Union Pacific Corp 3.6% 9/15/2037	38,000	32,644
Union Pacific Corp 3.839% 3/20/2060	70,000	50,818
Union Pacific Corp 4.05% 11/15/2045	170,000	139,098
Union Pacific Corp 5.1% 2/20/2035	20,000	20,172
Union Pacific Corp 5.15% 1/20/2063	120,000	110,090
Union Pacific Corp 5.6% 12/1/2054	20,000	20,087
		2,926,200
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	161,577
3M Co 2.65% 4/15/2025	24,000	23,978
3M Co 3% 8/7/2025	310,000	308,095
3M Co 3.05% 4/15/2030	19,000	17,711
3M Co 3.625% 10/15/2047	50,000	37,431
3M Co 3.7% 4/15/2050	24,000	17,853
3M Co 3.875% 6/15/2044	70,000	55,978
3M Co 5.15% 3/15/2035	100,000	99,968
Honeywell International Inc 2.8% 6/1/2050	150,000	95,459
Honeywell International Inc 3.812% 11/21/2047	20,000	15,490
Honeywell International Inc 4.7% 2/1/2030	40,000	40,216
Honeywell International Inc 4.875% 9/1/2029	70,000	71,302
Honeywell International Inc 5% 3/1/2035	190,000	189,287
Honeywell International Inc 5.25% 3/1/2054	70,000	66,627
Honeywell International Inc 5.35% 3/1/2064	20,000	18,918
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	121,760
		1,341,650
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027 (c)	530,000	492,203
Caterpillar Inc 3.25% 9/19/2049	110,000	77,286
Caterpillar Inc 4.75% 5/15/2064	40,000	34,738
Caterpillar Inc 5.2% 5/27/2041	100,000	98,900
Cummins Inc 4.875% 10/1/2043	110,000	103,657
Cummins Inc 4.9% 2/20/2029	60,000	61,048
Deere & Co 2.875% 9/7/2049	130,000	86,312
Deere & Co 5.7% 1/19/2055	80,000	83,322
Eaton Corp 4.15% 3/15/2033	150,000	143,246
Eaton Corp 4.7% 8/23/2052	20,000	17,793
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	66,495
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	154,814
Otis Worldwide Corp 2.056% 4/5/2025	48,000	47,972
Otis Worldwide Corp 2.565% 2/15/2030	70,000	63,355
Otis Worldwide Corp 3.362% 2/15/2050	80,000	55,298
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	57,102
Parker-Hannifin Corp 4% 6/14/2049	110,000	87,400
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	86,113
		1,817,054
Passenger Airlines - 0.1%
Southwest Airlines Co 5.125% 6/15/2027	595,000	598,973
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	166,170	157,789
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	47,766	48,415
		805,177
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	110,000	94,561
Verisk Analytics Inc 5.25% 3/15/2035	100,000	99,874
		194,435
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	118,259
Air Lease Corp 2.875% 1/15/2032	70,000	60,955
Air Lease Corp 3.125% 12/1/2030	40,000	36,211
Air Lease Corp 3.75% 6/1/2026 (c)	158,000	156,304
Air Lease Corp 5.2% 7/15/2031	70,000	70,304
GATX Corp 4.55% 11/7/2028	130,000	129,887
GATX Corp 4.9% 3/15/2033	80,000	78,629
GATX Corp 6.9% 5/1/2034	100,000	110,722
WW Grainger Inc 4.45% 9/15/2034	110,000	105,542
		866,813
TOTAL INDUSTRIALS		16,365,516

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	80,000	81,277
Cisco Systems Inc 4.8% 2/26/2027	370,000	374,452
Cisco Systems Inc 4.85% 2/26/2029	110,000	111,963
Cisco Systems Inc 5.05% 2/26/2034	110,000	111,481
Cisco Systems Inc 5.1% 2/24/2035	80,000	81,096
Cisco Systems Inc 5.3% 2/26/2054	50,000	48,943
Cisco Systems Inc 5.5% 1/15/2040	90,000	92,509
Cisco Systems Inc 5.5% 2/24/2055	40,000	40,272
Cisco Systems Inc 5.9% 2/15/2039	130,000	139,638
Motorola Solutions Inc 5.4% 4/15/2034	160,000	161,870
		1,243,501
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	130,000	132,304
Amphenol Corp 5.375% 11/15/2054	26,000	25,619
Corning Inc 5.35% 11/15/2048	140,000	132,737
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	397,089
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	95,465
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	235,013
Vontier Corp 2.4% 4/1/2028	60,000	55,346
		1,073,573
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	144,683
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	36,147
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	39,533
IBM Corporation 1.95% 5/15/2030	175,000	153,841
IBM Corporation 2.95% 5/15/2050	175,000	111,510
IBM Corporation 3.5% 5/15/2029	843,000	809,658
IBM Corporation 4% 6/20/2042	90,000	74,245
IBM Corporation 4.15% 5/15/2039	100,000	88,015
IBM Corporation 5.2% 2/10/2035	100,000	100,198
IBM Corporation 5.6% 11/30/2039	50,000	50,988
IBM Corporation 5.7% 2/10/2055	100,000	99,183
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	180,631
		1,888,632
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,478
Analog Devices Inc 2.8% 10/1/2041	130,000	94,103
Analog Devices Inc 2.95% 10/1/2051	40,000	26,016
Applied Materials Inc 4.35% 4/1/2047	28,000	24,017
Applied Materials Inc 5.85% 6/15/2041	70,000	73,520
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,288,152
Broadcom Inc 3.187% 11/15/2036 (d)	90,000	73,872
Broadcom Inc 3.419% 4/15/2033 (d)	82,000	73,009
Broadcom Inc 3.5% 2/15/2041 (d)	100,000	78,306
Broadcom Inc 4% 4/15/2029 (d)	70,000	68,323
Broadcom Inc 4.3% 11/15/2032	250,000	238,646
Broadcom Inc 4.55% 2/15/2032	190,000	185,384
Broadcom Inc 4.75% 4/15/2029	50,000	50,197
Broadcom Inc 4.8% 10/15/2034	190,000	185,474
Broadcom Inc 4.926% 5/15/2037 (d)	80,000	76,919
Broadcom Inc 5% 4/15/2030	50,000	50,627
Broadcom Inc 5.15% 11/15/2031	240,000	243,391
Intel Corp 3.25% 11/15/2049	110,000	69,014
Intel Corp 3.734% 12/8/2047	617,000	430,088
Intel Corp 4.875% 2/10/2028	100,000	100,529
Intel Corp 5.15% 2/21/2034	50,000	49,102
Intel Corp 5.2% 2/10/2033 (c)	710,000	701,032
Intel Corp 5.9% 2/10/2063	90,000	84,347
KLA Corp 4.65% 7/15/2032	110,000	109,234
KLA Corp 4.95% 7/15/2052	110,000	100,769
Lam Research Corp 2.875% 6/15/2050	150,000	96,296
Marvell Technology Inc 5.95% 9/15/2033	60,000	62,584
Micron Technology Inc 3.366% 11/1/2041	30,000	22,159
Micron Technology Inc 4.663% 2/15/2030	230,000	227,135
Micron Technology Inc 5.327% 2/6/2029	50,000	50,740
Micron Technology Inc 5.375% 4/15/2028	60,000	61,026
Micron Technology Inc 5.8% 1/15/2035	70,000	71,680
NVIDIA Corp 2% 6/15/2031	216,000	188,358
NVIDIA Corp 2.85% 4/1/2030	100,000	93,301
NVIDIA Corp 3.5% 4/1/2040	50,000	41,949
NVIDIA Corp 3.5% 4/1/2050	50,000	37,934
QUALCOMM Inc 1.65% 5/20/2032	54,000	44,121
QUALCOMM Inc 5.4% 5/20/2033	250,000	261,198
QUALCOMM Inc 6% 5/20/2053	120,000	126,345
Texas Instruments Inc 4.15% 5/15/2048	70,000	57,993
Texas Instruments Inc 4.85% 2/8/2034	60,000	60,182
Texas Instruments Inc 4.9% 3/14/2033	200,000	202,427
Texas Instruments Inc 5.05% 5/18/2063	40,000	36,658
		6,241,635
Software - 0.5%
Adobe Inc 4.95% 4/4/2034	70,000	70,552
AppLovin Corp 5.125% 12/1/2029	60,000	60,232
AppLovin Corp 5.5% 12/1/2034	120,000	119,974
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	69,305
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,056
Intuit Inc 5.5% 9/15/2053	70,000	69,599
Microsoft Corp 2.525% 6/1/2050	326,000	204,216
Microsoft Corp 2.921% 3/17/2052	534,000	358,094
Microsoft Corp 3.3% 2/6/2027	115,000	113,520
Microsoft Corp 3.4% 6/15/2027	210,000	207,161
Microsoft Corp 3.45% 8/8/2036	31,000	27,666
Microsoft Corp 4.2% 11/3/2035	170,000	166,201
Oracle Corp 1.65% 3/25/2026	207,000	201,210
Oracle Corp 2.5% 4/1/2025	80,000	80,000
Oracle Corp 2.95% 4/1/2030	360,000	330,731
Oracle Corp 3.25% 11/15/2027	96,000	93,064
Oracle Corp 3.6% 4/1/2050	300,000	208,431
Oracle Corp 3.8% 11/15/2037	110,000	92,679
Oracle Corp 3.85% 4/1/2060	80,000	54,971
Oracle Corp 3.9% 5/15/2035	220,000	195,819
Oracle Corp 4% 11/15/2047	397,000	300,968
Oracle Corp 4.2% 9/27/2029	290,000	284,448
Oracle Corp 4.7% 9/27/2034	70,000	66,846
Oracle Corp 4.9% 2/6/2033	250,000	245,818
Oracle Corp 5.375% 7/15/2040	641,000	612,398
Oracle Corp 5.375% 9/27/2054	70,000	63,836
Oracle Corp 5.5% 8/3/2035	50,000	50,399
Oracle Corp 6% 8/3/2055	120,000	119,847
Roper Technologies Inc 1% 9/15/2025	50,000	49,231
Roper Technologies Inc 1.4% 9/15/2027	50,000	46,414
Roper Technologies Inc 1.75% 2/15/2031	50,000	42,021
Roper Technologies Inc 2% 6/30/2030	330,000	288,238
Salesforce Inc 2.7% 7/15/2041	220,000	156,977
Salesforce Inc 2.9% 7/15/2051	20,000	12,903
Synopsys Inc 4.65% 4/1/2028	80,000	80,457
Synopsys Inc 4.85% 4/1/2030	60,000	60,395
Synopsys Inc 5% 4/1/2032	60,000	60,148
Synopsys Inc 5.15% 4/1/2035	60,000	60,316
Synopsys Inc 5.7% 4/1/2055	60,000	59,575
VMware LLC 2.2% 8/15/2031	50,000	42,498
VMware LLC 4.7% 5/15/2030	100,000	99,123
		5,565,337
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.125% 5/11/2025	772,000	769,038
Apple Inc 1.2% 2/8/2028	440,000	405,762
Apple Inc 1.25% 8/20/2030	50,000	42,845
Apple Inc 2.375% 2/8/2041	330,000	230,692
Apple Inc 2.55% 8/20/2060	200,000	118,170
Apple Inc 2.8% 2/8/2061	120,000	72,522
Apple Inc 2.95% 9/11/2049	240,000	162,288
Apple Inc 3% 11/13/2027	96,000	93,459
Apple Inc 3.2% 5/11/2027	200,000	196,509
Apple Inc 3.75% 11/13/2047	57,000	45,174
Apple Inc 3.85% 5/4/2043	369,000	309,489
Apple Inc 4.3% 5/10/2033	250,000	248,252
Apple Inc 4.5% 2/23/2036	90,000	89,462
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	128,601
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	126,652
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	57,085
HP Inc 2.2% 6/17/2025	160,000	159,042
HP Inc 4.2% 4/15/2032	110,000	103,870
		3,358,912
TOTAL INFORMATION TECHNOLOGY		19,371,590

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	98,542
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	53,219
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	43,670
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	63,729
Albemarle Corp 4.65% 6/1/2027	120,000	119,008
Albemarle Corp 5.65% 6/1/2052	20,000	16,995
CF Industries Inc 4.95% 6/1/2043	70,000	61,140
CF Industries Inc 5.375% 3/15/2044	20,000	18,306
Dow Chemical Co/The 2.1% 11/15/2030 (c)	250,000	215,926
Dow Chemical Co/The 3.6% 11/15/2050	200,000	136,379
Dow Chemical Co/The 4.8% 5/15/2049	50,000	41,530
Dow Chemical Co/The 7.375% 11/1/2029	46,000	51,136
DuPont de Nemours Inc 4.725% 11/15/2028	35,000	35,138
DuPont de Nemours Inc 5.319% 11/15/2038	411,000	423,823
Eastman Chemical Co 4.5% 12/1/2028	174,000	172,972
Eastman Chemical Co 5.75% 3/8/2033 (c)	80,000	82,616
Ecolab Inc 1.3% 1/30/2031	300,000	249,369
Ecolab Inc 2.7% 12/15/2051	50,000	30,449
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	39,073
Linde Inc/CT 2% 8/10/2050	60,000	31,991
LYB International Finance II BV 3.5% 3/2/2027	166,000	162,702
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,757
LYB International Finance III LLC 3.625% 4/1/2051	120,000	80,436
LYB International Finance III LLC 4.2% 10/15/2049	100,000	74,895
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,661
Mosaic Co/The 4.05% 11/15/2027	90,000	88,761
Mosaic Co/The 5.45% 11/15/2033	50,000	50,278
RPM International Inc 5.25% 6/1/2045	30,000	28,526
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	283,775
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	59,700
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	42,502
Westlake Corp 3.6% 8/15/2026	625,000	616,205
		3,537,209
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	86,498
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	80,982
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	13,075
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	29,813
Martin Marietta Materials Inc 5.5% 12/1/2054	30,000	28,539
Vulcan Materials Co 5.35% 12/1/2034	110,000	111,009
		349,916
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (d)	60,000	60,203
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,402
Avery Dennison Corp 2.65% 4/30/2030	80,000	72,495
International Paper Co 4.8% 6/15/2044	155,000	135,703
Packaging Corp of America 5.7% 12/1/2033	80,000	82,598
Sonoco Products Co 5% 9/1/2034	100,000	95,640
WRKCo Inc 4.2% 6/1/2032	50,000	47,400
		647,441
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	127,704
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	140,024
Newmont Corp 2.25% 10/1/2030	100,000	88,551
Newmont Corp 2.6% 7/15/2032 (c)	250,000	216,437
Newmont Corp 2.8% 10/1/2029	100,000	92,905
Newmont Corp 5.45% 6/9/2044	80,000	77,812
Nucor Corp 3.125% 4/1/2032	130,000	116,487
Nucor Corp 6.4% 12/1/2037	50,000	54,808
		914,728
TOTAL MATERIALS		5,449,294

Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	173,232
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	137,682
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	26,336
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	30,876
VICI Properties LP 4.75% 2/15/2028	70,000	70,005
VICI Properties LP 4.95% 2/15/2030	60,000	59,482
VICI Properties LP 5.125% 5/15/2032	70,000	68,511
VICI Properties LP 6.125% 4/1/2054	60,000	58,484
WP Carey Inc 3.85% 7/15/2029	70,000	67,310
		691,918
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	101,887
Alexandria Real Estate Equities Inc 3% 5/18/2051	145,000	89,368
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	77,102
Healthpeak OP LLC 3% 1/15/2030	250,000	230,242
Omega Healthcare Investors Inc 5.25% 1/15/2026 (c)	230,000	230,413
Ventas Realty LP 4.4% 1/15/2029	40,000	39,453
Ventas Realty LP 4.875% 4/15/2049	160,000	140,295
Welltower OP LLC 4.95% 9/1/2048	76,000	69,207
		977,967
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	50,000	52,874
Prologis LP 1.75% 2/1/2031	370,000	313,830
Prologis LP 3% 4/15/2050	145,000	93,875
Prologis LP 5% 1/31/2035	90,000	89,336
		549,915
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	90,000	74,157
Boston Properties LP 2.9% 3/15/2030	80,000	72,035
Boston Properties LP 3.65% 2/1/2026	100,000	98,925
Boston Properties LP 5.75% 1/15/2035	40,000	39,588
Boston Properties LP 6.75% 12/1/2027	180,000	188,252
COPT Defense Properties LP 2.75% 4/15/2031	50,000	43,322
Highwoods Realty LP 4.125% 3/15/2028	80,000	77,554
Highwoods Realty LP 7.65% 2/1/2034	20,000	22,320
Kilroy Realty LP 4.75% 12/15/2028	80,000	78,773
Kilroy Realty LP 6.25% 1/15/2036	40,000	39,658
		734,584
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.95% 8/15/2034	50,000	52,277
Digital Realty Trust LP 4.45% 7/15/2028	120,000	119,196
Essex Portfolio LP 2.65% 3/15/2032	170,000	145,433
Essex Portfolio LP 5.375% 4/1/2035	40,000	40,086
Extra Space Storage LP 5.35% 1/15/2035	50,000	49,594
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,025
Extra Space Storage LP 5.4% 6/15/2035	20,000	19,884
Extra Space Storage LP 5.9% 1/15/2031	150,000	156,241
Mid-America Apartments LP 5% 3/15/2034	40,000	39,495
Tanger Properties LP 2.75% 9/1/2031	30,000	25,870
		668,101
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	130,407
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,032
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	116,416
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	196,412
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	95,078
Camden Property Trust 4.9% 1/15/2034	60,000	59,008
ERP Operating LP 3.5% 3/1/2028	61,000	59,372
ERP Operating LP 4.15% 12/1/2028	330,000	325,726
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	83,679
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	50,318
Sun Communities Operating LP 2.7% 7/15/2031	80,000	69,619
UDR Inc 2.1% 6/15/2033	80,000	63,327
		1,279,394
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	128,896
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	39,275
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,441
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	40,100
Federal Realty OP LP 3.5% 6/1/2030	70,000	65,351
Federal Realty OP LP 5.375% 5/1/2028	50,000	50,846
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	529,964
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,254
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,038
NNN REIT Inc 3% 4/15/2052	100,000	60,499
Realty Income Corp 2.1% 3/15/2028	90,000	83,921
Realty Income Corp 3.25% 1/15/2031	220,000	202,123
Realty Income Corp 3.4% 1/15/2028	230,000	223,290
Realty Income Corp 4.9% 7/15/2033	50,000	49,072
Realty Income Corp 5.125% 2/15/2034	70,000	69,457
Regency Centers LP 4.125% 3/15/2028	60,000	59,323
Regency Centers LP 5.1% 1/15/2035	50,000	49,449
Regency Centers LP 5.25% 1/15/2034	70,000	70,077
Simon Property Group LP 2.65% 7/15/2030	125,000	113,104
Simon Property Group LP 3.375% 12/1/2027	935,000	911,260
Simon Property Group LP 4.75% 9/26/2034	130,000	124,739
Simon Property Group LP 6.25% 1/15/2034	20,000	21,477
Simon Property Group LP 6.65% 1/15/2054	50,000	55,882
		3,012,838
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	139,908
American Tower Corp 3.1% 6/15/2050	160,000	104,548
American Tower Corp 3.6% 1/15/2028	32,000	31,159
American Tower Corp 3.8% 8/15/2029	70,000	67,212
American Tower Corp 5.4% 1/31/2035	20,000	20,180
American Tower Corp 5.9% 11/15/2033	110,000	115,265
Crown Castle Inc 1.35% 7/15/2025	79,000	78,278
Crown Castle Inc 2.25% 1/15/2031	280,000	239,298
Crown Castle Inc 3.25% 1/15/2051	40,000	25,936
Crown Castle Inc 3.7% 6/15/2026	100,000	98,802
Crown Castle Inc 5.1% 5/1/2033	160,000	156,389
CubeSmart LP 3% 2/15/2030	80,000	73,285
EPR Properties 3.75% 8/15/2029	70,000	65,625
Public Storage Operating Co 5.125% 1/15/2029	260,000	265,834
Public Storage Operating Co 5.35% 8/1/2053	30,000	28,780
Weyerhaeuser Co 4% 11/15/2029	160,000	155,353
		1,665,852
TOTAL REAL ESTATE		9,580,569

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 5.4% 6/1/2033	100,000	100,619
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	153,143
Alabama Power Co 6% 3/1/2039	180,000	191,695
American Electric Power Co Inc 5.625% 3/1/2033 (c)	140,000	143,579
American Electric Power Co Inc 6.95% 12/15/2054 (b)	50,000	51,002
Appalachian Power Co 3.3% 6/1/2027	110,000	107,168
Appalachian Power Co 4.45% 6/1/2045	18,000	14,652
Appalachian Power Co 4.5% 3/1/2049	90,000	73,132
Arizona Public Service Co 2.95% 9/15/2027	68,000	65,435
Arizona Public Service Co 3.5% 12/1/2049	100,000	68,677
Arizona Public Service Co 5.55% 8/1/2033	30,000	30,368
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	125,066
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	100,049
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	174,139
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	50,315
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,217
Commonwealth Edison Co 2.75% 9/1/2051	100,000	60,619
Commonwealth Edison Co 3.2% 11/15/2049	30,000	20,115
Commonwealth Edison Co 4% 3/1/2048	42,000	32,931
Commonwealth Edison Co 4.9% 2/1/2033	210,000	208,649
Commonwealth Edison Co 6.45% 1/15/2038	50,000	54,569
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	138,557
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	47,371
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	100,576
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	43,072
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	101,598
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	255,700
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	160,080
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	202,183
DTE Electric Co 2.95% 3/1/2050	50,000	32,618
DTE Electric Co 3% 3/1/2032	100,000	89,282
DTE Electric Co 5.2% 3/1/2034	60,000	60,399
DTE Electric Co 5.4% 4/1/2053 (c)	110,000	107,726
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	174,405
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	24,022
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	291,435
Duke Energy Corp 2.45% 6/1/2030	182,000	162,280
Duke Energy Corp 3.75% 9/1/2046	80,000	58,907
Duke Energy Corp 3.95% 8/15/2047	250,000	187,638
Duke Energy Corp 4.2% 6/15/2049	90,000	69,335
Duke Energy Corp 6.45% 9/1/2054 (b)	50,000	49,916
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	120,149
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	108,879
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	60,987
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	61,920
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	155,487
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	127,590
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	101,843
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	111,215
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	49,791
Entergy Corp 0.9% 9/15/2025 (c)	400,000	393,525
Entergy Corp 7.125% 12/1/2054 (b)	40,000	40,490
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	172,618
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	80,263
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,605
Entergy Mississippi LLC 5% 9/1/2033	90,000	89,103
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	39,823
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,545
Entergy Tex Inc 5.25% 4/15/2035	130,000	129,824
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	140,559
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	19,901
Eversource Energy 2.55% 3/15/2031	120,000	105,317
Eversource Energy 3.3% 1/15/2028	62,000	59,896
Eversource Energy 3.45% 1/15/2050	80,000	55,344
Eversource Energy 5.45% 3/1/2028	150,000	153,270
Exelon Corp 3.4% 4/15/2026	150,000	148,268
Exelon Corp 4.05% 4/15/2030	230,000	222,830
Exelon Corp 4.45% 4/15/2046	144,000	119,201
Exelon Corp 5.45% 3/15/2034	30,000	30,503
Exelon Corp 5.875% 3/15/2055	50,000	49,892
FirstEnergy Corp 1.6% 1/15/2026	85,000	82,851
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	119,721
Florida Power & Light Co 2.85% 4/1/2025	317,000	317,000
Florida Power & Light Co 2.875% 12/4/2051	150,000	95,103
Florida Power & Light Co 3.15% 10/1/2049	100,000	67,986
Florida Power & Light Co 4.05% 10/1/2044	90,000	74,227
Florida Power & Light Co 4.125% 6/1/2048	26,000	21,109
Florida Power & Light Co 5.1% 4/1/2033	70,000	70,815
Florida Power & Light Co 5.3% 6/15/2034	144,000	147,372
Florida Power & Light Co 5.6% 6/15/2054	80,000	80,333
Georgia Power Co 4.95% 5/17/2033	200,000	198,620
Georgia Power Co 5.2% 3/15/2035	130,000	130,868
Georgia Power Co 5.25% 3/15/2034	100,000	100,898
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	74,449
Interstate Power and Light Co 2.3% 6/1/2030	93,000	82,282
Interstate Power and Light Co 3.6% 4/1/2029	80,000	76,889
Jersey Central Power & Light Co 5.1% 1/15/2035 (d)	50,000	49,432
Kentucky Utilities Co 5.125% 11/1/2040	100,000	96,630
MidAmerican Energy Co 3.65% 4/15/2029	190,000	184,223
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,431
MidAmerican Energy Co 5.8% 10/15/2036	100,000	105,186
MidAmerican Energy Co 5.85% 9/15/2054	80,000	82,183
Nevada Power Co 6% 3/15/2054	20,000	20,407
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	477,713
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	427,156
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	134,228
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	79,885
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	90,000	91,118
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	60,000	61,245
Northern States Power Co/MN 2.9% 3/1/2050	80,000	51,597
Northern States Power Co/MN 3.4% 8/15/2042	100,000	76,407
Northern States Power Co/MN 3.6% 9/15/2047	50,000	37,311
NSTAR Electric Co 4.95% 9/15/2052	50,000	45,172
NSTAR Electric Co 5.2% 3/1/2035	90,000	89,953
Oglethorpe Power Corp 5.8% 6/1/2054 (d)	100,000	98,181
Ohio Power Co 5.65% 6/1/2034	120,000	121,765
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,727
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	92,660
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	146,206
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	88,038
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,804
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (d)	80,000	80,891
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (d)	20,000	20,078
Pacific Gas and Electric Co 2.1% 8/1/2027 (c)	210,000	196,983
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	73,535
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	453,326
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	777,863
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	131,775
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	104,431
PacifiCorp 5.8% 1/15/2055	150,000	146,347
PacifiCorp 6% 1/15/2039	235,000	242,256
PECO Energy Co 3.9% 3/1/2048	96,000	74,899
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	46,825
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	152,928
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,909
PPL Electric Utilities Corp 3% 10/1/2049	100,000	66,331
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,133
Public Service Co of Colorado 3.7% 6/15/2028	87,000	85,166
Public Service Co of Colorado 5.35% 5/15/2034	40,000	40,208
Public Service Co of Colorado 5.85% 5/15/2055	40,000	39,777
Public Service Co of Colorado 6.25% 9/1/2037	182,000	196,435
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	98,778
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	63,851
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	61,809
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	47,883
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	33,009
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	55,020
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	62,369
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	40,650
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	48,128
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	36,344
Puget Sound Energy Inc 5.33% 6/15/2034	100,000	101,370
Puget Sound Energy Inc 5.685% 6/15/2054	20,000	19,828
Southern California Edison Co 3.45% 2/1/2052	90,000	59,236
Southern California Edison Co 4% 4/1/2047	562,000	419,647
Southern California Edison Co 5.75% 4/15/2054	20,000	18,797
Southern California Edison Co 5.95% 2/1/2038	50,000	50,320
Southern Co/The 3.25% 7/1/2026	352,000	346,456
Southern Co/The 3.7% 4/30/2030	120,000	114,340
Southern Co/The 4% 1/15/2051 (b)	130,000	128,348
Southern Co/The 4.25% 7/1/2036	110,000	99,835
Southern Co/The 6.375% 3/15/2055 (b)	10,000	10,239
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	138,769
Southwestern Public Service Co 3.75% 6/15/2049	80,000	58,674
Tampa Electric Co 4.45% 6/15/2049	120,000	99,801
Tucson Electric Power Co 5.5% 4/15/2053	50,000	47,799
Union Electric Co 5.45% 3/15/2053	130,000	125,624
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	51,271
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	40,952
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	37,847
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	44,455
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	92,871
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	118,708
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	50,540
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,808
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	49,256
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	106,547
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	99,203
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	165,215
Xcel Energy Inc 3.4% 6/1/2030	63,000	58,834
Xcel Energy Inc 4% 6/15/2028	76,000	74,504
		18,089,089
Gas Utilities - 0.1%
Atmos Energy Corp 5.45% 10/15/2032	180,000	186,179
Atmos Energy Corp 5.9% 11/15/2033	80,000	84,663
Atmos Energy Corp 6.2% 11/15/2053	60,000	64,118
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	131,315
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	103,217
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	104,575
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	87,386
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	49,521
Southern California Gas Co 3.75% 9/15/2042	100,000	77,760
Southern California Gas Co 5.05% 9/1/2034	60,000	59,253
Southern California Gas Co 5.2% 6/1/2033	100,000	99,781
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	236,623
Southwest Gas Corp 5.45% 3/23/2028	76,000	77,523
		1,361,914
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	59,838
AES Corp/The 5.8% 3/15/2032	10,000	10,104
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	134,628
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	73,389
Southern Power Co 4.95% 12/15/2046	80,000	70,177
		348,136
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	203,548
Ameren Illinois Co 4.5% 3/15/2049	30,000	25,468
Ameren Illinois Co 4.95% 6/1/2033	140,000	139,281
Ameren Illinois Co 5.55% 7/1/2054 (c)	50,000	49,453
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	230,790
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	44,862
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	17,299
CenterPoint Energy Inc 3.7% 9/1/2049	80,000	57,318
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	40,000	40,072
CMS Energy Corp 4.875% 3/1/2044	40,000	35,856
CMS Energy Corp 6.5% 6/1/2055 (b)	100,000	97,448
Consumers Energy Co 2.5% 5/1/2060	100,000	54,875
Consumers Energy Co 4.625% 5/15/2033	130,000	126,962
Consumers Energy Co 4.9% 2/15/2029	110,000	111,414
Dominion Energy Inc 3.375% 4/1/2030	720,000	672,858
Dominion Energy Inc 4.6% 3/15/2049	50,000	41,255
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,295
Dominion Energy Inc 7% 6/1/2054 (b)	50,000	52,553
Dominion Energy Inc 7% 6/15/2038	130,000	145,907
DTE Energy Co 2.85% 10/1/2026	140,000	136,495
DTE Energy Co 4.95% 7/1/2027	220,000	221,661
DTE Energy Co 5.2% 4/1/2030	110,000	111,393
NiSource Inc 0.95% 8/15/2025	280,000	276,354
NiSource Inc 2.95% 9/1/2029	190,000	176,647
NiSource Inc 3.49% 5/15/2027	50,000	48,969
NiSource Inc 3.95% 3/30/2048	46,000	35,382
NiSource Inc 5.25% 2/15/2043	156,000	145,469
NiSource Inc 6.95% 11/30/2054 (b)	50,000	50,694
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,294
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	72,811
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	31,626
Puget Energy Inc 4.1% 6/15/2030 (c)	200,000	191,019
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	93,729
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	48,297
Sempra 6% 10/15/2039 (c)	274,000	276,770
Sempra 6.875% 10/1/2054 (b)	150,000	148,527
WEC Energy Group Inc 4.75% 1/15/2028	100,000	100,588
		4,439,239
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	136,723
American Water Capital Corp 3.75% 9/1/2047	280,000	211,800
American Water Capital Corp 5.45% 3/1/2054 (c)	20,000	19,277
		367,800
TOTAL UTILITIES		24,606,178

TOTAL UNITED STATES		224,080,885
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $301,347,399)		277,645,569

U.S. Government Agency - Mortgage Securities - 25.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.3%
Fannie Mae 2% 2/1/2051	875,331	699,123
Fannie Mae 2% 2/1/2052	148,366	120,261
Fannie Mae 2% 4/1/2052	197,886	159,596
Fannie Mae 2.5% 11/1/2032	25,426	24,180
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	372,302	327,044
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	720,327	633,212
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,419,498	1,247,826
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	709,066	623,313
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	339,945	298,833
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	214,635	162,413
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	287,610	252,647
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,647,839	1,247,940
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	396,366	299,804
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	491,534	434,239
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	179,171	135,522
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	188,499	142,636
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	287,421	261,005
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	879,846	796,507
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	221,782	177,413
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	465,893	374,727
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	464,213	423,869
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	54,655	49,547
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	50,243	40,192
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	568,229	454,552
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	71,857	57,482
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	40,567	32,388
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	925,152	838,100
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	554,573	441,895
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,823,723	1,456,029
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,285,680	1,167,516
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,377,695	6,701,697
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	539,136	431,279
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	200,753	160,843
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	778,460	629,294
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	637,401	514,069
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	921,918	741,229
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,185,414	944,562
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	27,326	24,738
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	413,414	331,225
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	36,614	29,289
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	318,764	288,571
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	911,158	727,738
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	752,323	605,814
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	104,537	84,767
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	930,032	742,812
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,852	14,376
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	338,815	271,351
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	240,085	191,755
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	20,468	18,677
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	110,143	88,280
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	649,965	522,374
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	245,262	196,196
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	37,671	30,135
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	300,435	240,801
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	627,573	503,593
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	60,959	48,764
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	47,672	43,141
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	26,954	21,562
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	195,247	156,431
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	1,455	1,432
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	13,124	12,565
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	27,796	23,814
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	95,657	80,070
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	174,039	144,810
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	89,044	74,701
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	135,843	130,124
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	615,403	513,394
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	340,618	283,871
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	122,757	102,869
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	18,684	17,794
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	69,831	66,534
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	290,516	241,725
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	20,263	19,158
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	14,751	13,452
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	450,195	376,837
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	910,049	763,750
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	792,389	666,491
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	969,538	817,008
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	12,249	11,997
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	22,053	21,086
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	76,243	67,979
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	538,967	450,470
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	306,259	255,972
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,881,341	1,568,315
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	15,746	15,325
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	338,748	316,468
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	11,600	10,957
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,028,762	859,842
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	155,980	145,478
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	29,002	25,813
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	55,862	46,847
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	715,181	597,751
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,427,319	1,197,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	992,285	825,634
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	312,185	260,242
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	9,426	8,806
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,781,664	1,489,120
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	27,014	25,876
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	159,543	150,247
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	121,250	113,275
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	412,468	348,609
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	326,468	272,353
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	136,889	114,198
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	144,068	119,872
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	737,896	613,969
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	24,173	23,147
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	228,010	212,444
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	251,398	234,236
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	177,531	164,468
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	141,813	124,644
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	332,810	278,580
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	527,040	439,678
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	728,942	614,719
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	36,584	35,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	162,301	155,343
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	393,097	360,475
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	19,849	17,944
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	721,743	632,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	57,723	50,570
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	391,141	342,670
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	36,519	35,136
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	108,283	103,607
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,267	2,953
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	326,623	295,203
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	57,282	50,774
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	59,665	52,513
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	75,595	66,794
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	231,250	202,809
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	375,876	329,648
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	126,527	110,689
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	12,294	11,892
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,534	6,808
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	205,970	183,149
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	15,707	13,942
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	328,996	297,476
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	14,955	13,533
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	322,398	285,165
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	180,999	173,466
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	194,953	186,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,768	8,819
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	33,201	29,470
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	9,253	8,185
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	50,626	44,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	19,386	18,741
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	48,249	46,669
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	8,706	8,316
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	51,052	46,123
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,492	6,769
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	48,328	43,610
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,075	33,678
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	358,939	314,457
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	82,405	72,193
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,547,366	2,230,095
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	256,766	225,909
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	722,128	635,347
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	299,246	263,284
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	49,942	43,941
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	290,118	254,165
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	104,039	100,722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	44,059	42,528
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,190	13,724
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	16,437	14,815
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,897,841	1,716,582
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	53,806	47,542
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	69,789	63,096
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	64,951	58,810
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	128,974	113,434
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	706,175	612,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	22,025	19,117
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	44,949	39,014
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	40,609	39,183
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	542,275	508,458
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,181	20,049
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	28,629	27,393
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	20,478	18,209
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	265,914	230,634
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	399,999	347,305
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	12,249	11,804
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	161,245	154,534
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	30,072	27,131
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	293,712	257,130
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	900,047	800,323
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	78,347	75,784
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,286	14,701
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,199,700	1,070,899
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,529	4,027
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	271,650	238,750
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	114,416	99,227
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,170	10,871
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	153,078	146,468
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	120,821	109,196
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	52,173	46,392
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,816	4,282
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	29,740	26,879
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	10,317	9,174
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	645,738	566,321
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	61,781	54,376
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	92,884	80,764
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	62,497	60,196
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	128,488	119,914
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	202,756	186,336
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	298,317	274,532
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	43,640	39,929
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	43,469	39,704
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	36,038	32,815
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	14,896	14,755
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	26,987	26,314
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	74,179	67,754
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	11,420	11,092
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	373,808	348,534
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,137,090	1,059,320
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	42,166	38,765
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	49,321	48,585
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	24,111	23,396
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	100,494	98,176
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	10,873	10,623
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	76,411	69,650
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	123,672	113,580
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	248,830	224,714
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	308,280	279,173
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	321,495	299,577
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	235,797	214,934
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	59,169	54,637
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	26,274	25,652
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	15,864	15,469
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	550,284	513,089
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	149,284	136,028
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	114,428	104,804
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,995,383	1,800,748
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	21,898	21,406
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	28,314	27,644
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	14,598	14,252
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,652,952	1,538,796
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	243,479	222,773
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	532,607	485,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,900	4,710
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	55,527	53,288
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	50,125	47,465
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,923	4,744
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,664	8,343
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,845	10,432
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,311	29,914
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	58,072	55,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	31,460	29,731
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	12,915	12,189
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,412	7,939
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	390,518	368,208
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	443,610	413,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	49,976	48,050
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	36,366	34,700
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	63,801	61,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	124,540	117,542
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	54,209	52,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	64,251	61,715
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	30,940	29,520
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,231	4,934
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,140	12,393
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	98,797	95,378
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,514	11,081
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	57,185	54,945
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	28,197	26,893
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	56,911	54,751
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,539	7,191
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	49,235	47,033
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	21,817	20,945
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	111,311	105,125
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	53,868	50,841
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	353,981	331,353
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	931,830	888,790
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	48,881	46,165
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,431	18,351
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	387,410	361,252
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,610	8,285
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,099	5,814
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	55,022	52,446
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,053	2,884
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	32,066	30,344
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	4,218	4,153
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	37,336	35,916
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,517	5,255
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,797	9,253
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	74,345	70,214
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,415,190	1,336,553
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	52,948	50,436
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,079	5,790
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	20,077	19,012
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	26,724	25,239
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	94,655	89,395
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	212,711	200,758
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	132,699	123,926
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	13,530	13,054
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	57,222	54,507
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	89,518	84,432
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	185,671	173,337
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	504,869	471,332
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	62,335	59,378
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	248,349	234,549
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,941	2,775
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,381	6,023
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	106,241	100,204
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,411	14,010
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	45,878	44,488
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	36,982	36,623
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,440	9,157
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	323,198	309,976
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,210	3,114
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,338	11,960
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	49,247	47,740
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	94,568	91,527
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	432,416	414,725
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,150	7,906
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	370,969	359,502
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	74,949	72,867
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	64,391	62,440
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	42,593	41,303
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	9,516	9,246
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	12,382	12,030
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	188,494	182,844
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	462,692	448,246
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,841	12,504
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	26,480	25,728
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	11,260	10,933
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	188,301	182,834
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	16,408	15,978
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	55,557	54,988
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,926	10,579
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	76,141	74,025
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	29,319	28,422
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	19,345	18,766
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,588	2,508
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,346	2,273
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	369,880	354,401
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	21,088	20,833
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	522,640	514,647
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	121,839	123,817
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,924	13,872
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	38,803	38,658
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	502,478	494,793
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	286,762	282,376
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	93,719	92,051
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	18,376	18,308
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	83,852	82,570
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	187,220	183,889
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,701	10,692
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	55,074	54,868
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	30,340	30,265
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	423,643	415,840
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	57,514	57,461
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	349,575	343,682
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	294,318	288,622
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	7,021	7,003
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	26,133	26,068
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	165,981	163,043
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	12,027	12,035
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	22,336	22,315
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,759	2,755
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	279,981	279,724
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	22,096	22,598
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,771	19,139
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	23,261	23,716
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	692,563	699,632
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	23,152	23,222
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	399,766	401,222
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	18,121	18,532
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,370	15,670
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	591,756	593,172
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	24,271	24,747
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	24,074	24,922
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	36,474	36,550
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	730,456	729,922
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,903,579	1,901,978
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	182,463	182,393
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	328,521	331,977
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	671,629	671,117
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	430,951	431,309
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	183,004	183,156
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	294,219	294,831
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	166,823	166,649
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	325,320	331,397
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	657,445	668,813
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	210,968	215,041
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	349,484	355,467
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	389,282	395,946
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	473,849	482,998
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	334,334	342,669
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	1,447,159	1,471,480
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	657,845	669,723
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	263,530	271,088
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	242,188	246,473
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	74,993	76,230
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	294,802	299,664
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	109,916	111,901
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	333,700	339,726
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	356,128	366,131
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	67,014	68,161
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	325,560	336,314
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	962,834	993,660
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	55,863	57,844
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	345,758	357,908
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	77,751	80,337
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	81,864	86,003
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	78,580	82,411
Freddie Mac Gold Pool 1.5% 10/1/2036	346,079	304,224
Freddie Mac Gold Pool 1.5% 10/1/2041	206,628	169,734
Freddie Mac Gold Pool 1.5% 10/1/2051	1,671,104	1,264,515
Freddie Mac Gold Pool 1.5% 10/1/2051	177,186	134,076
Freddie Mac Gold Pool 1.5% 11/1/2051	497,565	376,504
Freddie Mac Gold Pool 1.5% 11/1/2051	96,455	72,987
Freddie Mac Gold Pool 1.5% 2/1/2037	72,742	63,899
Freddie Mac Gold Pool 1.5% 3/1/2037	84,587	74,304
Freddie Mac Gold Pool 1.5% 7/1/2036	254,516	223,735
Freddie Mac Gold Pool 1.5% 7/1/2041	530,782	437,258
Freddie Mac Gold Pool 1.5% 7/1/2051	477,517	361,334
Freddie Mac Gold Pool 2% 1/1/2051	1,476,371	1,181,016
Freddie Mac Gold Pool 2% 1/1/2051	371,772	297,862
Freddie Mac Gold Pool 2% 1/1/2052	1,918,347	1,528,578
Freddie Mac Gold Pool 2% 1/1/2052	75,998	61,459
Freddie Mac Gold Pool 2% 10/1/2030	84,808	80,731
Freddie Mac Gold Pool 2% 10/1/2050	39,295	31,433
Freddie Mac Gold Pool 2% 10/1/2051	607,381	484,923
Freddie Mac Gold Pool 2% 10/1/2051	3,088,825	2,461,238
Freddie Mac Gold Pool 2% 11/1/2035	268,462	243,788
Freddie Mac Gold Pool 2% 11/1/2035	93,607	85,004
Freddie Mac Gold Pool 2% 11/1/2050	77,175	62,484
Freddie Mac Gold Pool 2% 11/1/2051	1,392,718	1,109,746
Freddie Mac Gold Pool 2% 11/1/2051	928,942	742,522
Freddie Mac Gold Pool 2% 11/1/2051	778,124	621,970
Freddie Mac Gold Pool 2% 12/1/2051	896,969	723,412
Freddie Mac Gold Pool 2% 12/1/2051	148,368	119,938
Freddie Mac Gold Pool 2% 12/1/2051	216,580	172,575
Freddie Mac Gold Pool 2% 2/1/2036	821,493	745,478
Freddie Mac Gold Pool 2% 2/1/2051	614,374	490,698
Freddie Mac Gold Pool 2% 3/1/2051	2,118,526	1,694,705
Freddie Mac Gold Pool 2% 4/1/2036	1,593,401	1,445,462
Freddie Mac Gold Pool 2% 4/1/2042	917,896	787,977
Freddie Mac Gold Pool 2% 5/1/2051	1,700,442	1,358,135
Freddie Mac Gold Pool 2% 5/1/2051	23,924	19,355
Freddie Mac Gold Pool 2% 5/1/2052	561,288	452,858
Freddie Mac Gold Pool 2% 7/1/2051	1,128,978	909,118
Freddie Mac Gold Pool 2% 7/1/2051	144,165	117,171
Freddie Mac Gold Pool 2% 8/1/2050	19,778	15,957
Freddie Mac Gold Pool 2% 8/1/2051	278,963	222,719
Freddie Mac Gold Pool 2% 8/1/2051	21,445	17,155
Freddie Mac Gold Pool 2% 9/1/2035	182,085	165,578
Freddie Mac Gold Pool 2% 9/1/2041	1,918,410	1,637,849
Freddie Mac Gold Pool 2% 9/1/2050	20,269	16,214
Freddie Mac Gold Pool 2% 9/1/2050	181,161	144,919
Freddie Mac Gold Pool 2% 9/1/2051	1,079,683	862,000
Freddie Mac Gold Pool 2.5% 1/1/2035	474,470	444,598
Freddie Mac Gold Pool 2.5% 1/1/2047	21,161	18,130
Freddie Mac Gold Pool 2.5% 1/1/2051	2,308,116	1,932,016
Freddie Mac Gold Pool 2.5% 10/1/2050	782,503	654,997
Freddie Mac Gold Pool 2.5% 10/1/2050	1,251,920	1,059,269
Freddie Mac Gold Pool 2.5% 10/1/2051	793,973	662,365
Freddie Mac Gold Pool 2.5% 11/1/2050	603,988	510,100
Freddie Mac Gold Pool 2.5% 11/1/2051	468,175	390,570
Freddie Mac Gold Pool 2.5% 12/1/2051	777,001	652,091
Freddie Mac Gold Pool 2.5% 12/1/2051	997,557	830,020
Freddie Mac Gold Pool 2.5% 2/1/2030	44,436	43,035
Freddie Mac Gold Pool 2.5% 2/1/2051	708,250	592,843
Freddie Mac Gold Pool 2.5% 2/1/2052	2,116,216	1,764,772
Freddie Mac Gold Pool 2.5% 3/1/2033	19,324	18,405
Freddie Mac Gold Pool 2.5% 3/1/2035	481,030	450,746
Freddie Mac Gold Pool 2.5% 3/1/2050	36,392	30,280
Freddie Mac Gold Pool 2.5% 4/1/2027	21,226	20,852
Freddie Mac Gold Pool 2.5% 4/1/2036	154,746	143,698
Freddie Mac Gold Pool 2.5% 4/1/2042	327,310	285,943
Freddie Mac Gold Pool 2.5% 4/1/2052	98,324	81,964
Freddie Mac Gold Pool 2.5% 4/1/2052	513,406	428,304
Freddie Mac Gold Pool 2.5% 5/1/2051	1,213,927	1,014,604
Freddie Mac Gold Pool 2.5% 7/1/2029	20,853	20,371
Freddie Mac Gold Pool 2.5% 7/1/2051	1,292,159	1,077,971
Freddie Mac Gold Pool 2.5% 7/1/2052	1,224,243	1,018,635
Freddie Mac Gold Pool 2.5% 8/1/2035	194,620	181,334
Freddie Mac Gold Pool 2.5% 8/1/2051	2,484,690	2,072,829
Freddie Mac Gold Pool 2.5% 9/1/2050	62,084	51,968
Freddie Mac Gold Pool 3% 1/1/2029	18,376	17,997
Freddie Mac Gold Pool 3% 1/1/2033	5,559	5,370
Freddie Mac Gold Pool 3% 10/1/2043	130,405	118,251
Freddie Mac Gold Pool 3% 11/1/2034	47,419	45,371
Freddie Mac Gold Pool 3% 2/1/2035	74,134	70,817
Freddie Mac Gold Pool 3% 2/1/2052	677,975	588,025
Freddie Mac Gold Pool 3% 3/1/2033	4,158	4,015
Freddie Mac Gold Pool 3% 3/1/2035	46,344	44,270
Freddie Mac Gold Pool 3% 3/1/2045	26,710	23,873
Freddie Mac Gold Pool 3% 4/1/2035	8,608	8,215
Freddie Mac Gold Pool 3% 4/1/2045	36,691	32,920
Freddie Mac Gold Pool 3% 4/1/2050	169,225	148,835
Freddie Mac Gold Pool 3% 7/1/2045	12,529	11,199
Freddie Mac Gold Pool 3% 7/1/2049	346,308	304,366
Freddie Mac Gold Pool 3% 8/1/2047	27,551	24,452
Freddie Mac Gold Pool 3% 8/1/2051	139,128	122,017
Freddie Mac Gold Pool 3% 8/1/2052	2,235,041	1,964,352
Freddie Mac Gold Pool 3% 9/1/2034	1,473	1,410
Freddie Mac Gold Pool 3.5% 1/1/2050	44,645	40,653
Freddie Mac Gold Pool 3.5% 1/1/2050	93,266	84,897
Freddie Mac Gold Pool 3.5% 10/1/2047	139,176	127,123
Freddie Mac Gold Pool 3.5% 12/1/2033	152,842	149,175
Freddie Mac Gold Pool 3.5% 2/1/2048	56,356	51,542
Freddie Mac Gold Pool 3.5% 2/1/2048	9,289	8,496
Freddie Mac Gold Pool 3.5% 2/1/2049	15,148	13,835
Freddie Mac Gold Pool 3.5% 3/1/2048	79,493	73,026
Freddie Mac Gold Pool 3.5% 3/1/2048	189,602	173,348
Freddie Mac Gold Pool 3.5% 3/1/2050	224,778	204,539
Freddie Mac Gold Pool 3.5% 3/1/2050	1,262,884	1,161,010
Freddie Mac Gold Pool 3.5% 5/1/2052	505,794	456,932
Freddie Mac Gold Pool 3.5% 6/1/2049	89,141	81,254
Freddie Mac Gold Pool 3.5% 6/1/2052	170,718	154,599
Freddie Mac Gold Pool 3.5% 7/1/2033	24,764	24,192
Freddie Mac Gold Pool 3.5% 7/1/2046	769,163	712,165
Freddie Mac Gold Pool 3.5% 7/1/2049	279,646	254,903
Freddie Mac Gold Pool 3.5% 8/1/2046	91,603	84,208
Freddie Mac Gold Pool 3.5% 9/1/2033	37,742	36,848
Freddie Mac Gold Pool 3.5% 9/1/2048	47,902	43,765
Freddie Mac Gold Pool 3.5% 9/1/2052	831,770	750,897
Freddie Mac Gold Pool 4% 1/1/2039	88,746	85,811
Freddie Mac Gold Pool 4% 1/1/2041	29,444	28,381
Freddie Mac Gold Pool 4% 1/1/2041	60,385	58,214
Freddie Mac Gold Pool 4% 1/1/2044	34,891	33,336
Freddie Mac Gold Pool 4% 1/1/2047	172,112	164,161
Freddie Mac Gold Pool 4% 10/1/2042	12,550	12,050
Freddie Mac Gold Pool 4% 10/1/2048	47,327	44,725
Freddie Mac Gold Pool 4% 10/1/2048	75,292	70,991
Freddie Mac Gold Pool 4% 10/1/2050	133,228	125,159
Freddie Mac Gold Pool 4% 11/1/2033	47,540	46,809
Freddie Mac Gold Pool 4% 11/1/2036	67,731	65,809
Freddie Mac Gold Pool 4% 11/1/2048	7,430	7,013
Freddie Mac Gold Pool 4% 11/1/2048	236,992	223,675
Freddie Mac Gold Pool 4% 11/1/2049	79,477	74,936
Freddie Mac Gold Pool 4% 12/1/2040	31,892	30,746
Freddie Mac Gold Pool 4% 2/1/2041	10,520	10,128
Freddie Mac Gold Pool 4% 2/1/2041	38,168	36,803
Freddie Mac Gold Pool 4% 2/1/2043	51,034	48,828
Freddie Mac Gold Pool 4% 2/1/2049	24,834	23,423
Freddie Mac Gold Pool 4% 3/1/2026	2,137	2,126
Freddie Mac Gold Pool 4% 3/1/2038	165,340	161,196
Freddie Mac Gold Pool 4% 4/1/2035	61,321	60,244
Freddie Mac Gold Pool 4% 4/1/2038	156,298	152,380
Freddie Mac Gold Pool 4% 4/1/2042	23,074	22,234
Freddie Mac Gold Pool 4% 4/1/2049	479,706	452,451
Freddie Mac Gold Pool 4% 4/1/2049	327,190	310,032
Freddie Mac Gold Pool 4% 5/1/2045	9,786	9,395
Freddie Mac Gold Pool 4% 5/1/2048	20,884	19,748
Freddie Mac Gold Pool 4% 6/1/2046	51,747	49,653
Freddie Mac Gold Pool 4% 6/1/2047	916,508	863,709
Freddie Mac Gold Pool 4% 6/1/2048	31,121	29,429
Freddie Mac Gold Pool 4% 6/1/2049	13,829	13,044
Freddie Mac Gold Pool 4% 7/1/2042	10,562	10,179
Freddie Mac Gold Pool 4% 7/1/2045	49,468	47,622
Freddie Mac Gold Pool 4% 8/1/2049	26,128	24,643
Freddie Mac Gold Pool 4% 9/1/2040	9,971	9,613
Freddie Mac Gold Pool 4% 9/1/2045	89,354	85,027
Freddie Mac Gold Pool 4% 9/1/2049	266,030	250,915
Freddie Mac Gold Pool 4% 9/1/2052	328,459	307,128
Freddie Mac Gold Pool 4.5% 1/1/2049	23,355	22,648
Freddie Mac Gold Pool 4.5% 1/1/2053	180,206	172,777
Freddie Mac Gold Pool 4.5% 10/1/2052	761,703	730,542
Freddie Mac Gold Pool 4.5% 10/1/2052	257,626	246,990
Freddie Mac Gold Pool 4.5% 10/1/2052	261,944	251,228
Freddie Mac Gold Pool 4.5% 11/1/2040	399,983	395,883
Freddie Mac Gold Pool 4.5% 11/1/2048	44,632	43,294
Freddie Mac Gold Pool 4.5% 11/1/2049	22,827	22,129
Freddie Mac Gold Pool 4.5% 11/1/2052	605,992	581,200
Freddie Mac Gold Pool 4.5% 3/1/2050	51,309	49,723
Freddie Mac Gold Pool 4.5% 4/1/2050	66,080	64,037
Freddie Mac Gold Pool 4.5% 6/1/2048	91,428	88,773
Freddie Mac Gold Pool 4.5% 6/1/2052	203,399	195,142
Freddie Mac Gold Pool 4.5% 7/1/2038	174,348	172,897
Freddie Mac Gold Pool 4.5% 7/1/2041	96,460	95,344
Freddie Mac Gold Pool 4.5% 7/1/2053	186,632	179,055
Freddie Mac Gold Pool 4.5% 8/1/2048	276,429	268,144
Freddie Mac Gold Pool 4.5% 9/1/2048	37,411	36,336
Freddie Mac Gold Pool 4.5% 9/1/2048	3,507	3,402
Freddie Mac Gold Pool 5% 11/1/2052	182,879	180,082
Freddie Mac Gold Pool 5% 11/1/2054	1,449,999	1,421,480
Freddie Mac Gold Pool 5% 12/1/2048	7,813	7,805
Freddie Mac Gold Pool 5% 12/1/2053	98,156	96,379
Freddie Mac Gold Pool 5% 2/1/2049	15,939	15,919
Freddie Mac Gold Pool 5% 2/1/2049	11,375	11,347
Freddie Mac Gold Pool 5% 3/1/2044	170,979	170,608
Freddie Mac Gold Pool 5% 3/1/2053	669,235	657,745
Freddie Mac Gold Pool 5% 3/1/2053	385,776	379,152
Freddie Mac Gold Pool 5% 4/1/2039	161,069	161,912
Freddie Mac Gold Pool 5% 4/1/2048	11,960	11,983
Freddie Mac Gold Pool 5% 4/1/2049	111,648	111,371
Freddie Mac Gold Pool 5% 5/1/2050	54,139	53,903
Freddie Mac Gold Pool 5% 6/1/2030	4,218	4,261
Freddie Mac Gold Pool 5% 6/1/2053	1,163,970	1,143,623
Freddie Mac Gold Pool 5% 7/1/2052	330,824	326,282
Freddie Mac Gold Pool 5% 8/1/2048	13,518	13,506
Freddie Mac Gold Pool 5% 8/1/2049	12,580	12,533
Freddie Mac Gold Pool 5% 8/1/2049	34,638	34,508
Freddie Mac Gold Pool 5% 8/1/2049	511,964	510,694
Freddie Mac Gold Pool 5% 9/1/2049	328,271	327,046
Freddie Mac Gold Pool 5% 9/1/2054	535,160	524,634
Freddie Mac Gold Pool 5.5% 1/1/2053	187,929	188,282
Freddie Mac Gold Pool 5.5% 1/1/2053	263,413	263,772
Freddie Mac Gold Pool 5.5% 10/1/2052	350,922	351,762
Freddie Mac Gold Pool 5.5% 10/1/2054	348,730	351,962
Freddie Mac Gold Pool 5.5% 11/1/2053	468,794	469,183
Freddie Mac Gold Pool 5.5% 11/1/2054	1,549,845	1,548,227
Freddie Mac Gold Pool 5.5% 11/1/2054	295,784	299,727
Freddie Mac Gold Pool 5.5% 12/1/2052	421,799	422,808
Freddie Mac Gold Pool 5.5% 3/1/2053	416,013	416,879
Freddie Mac Gold Pool 5.5% 4/1/2053	604,953	607,157
Freddie Mac Gold Pool 5.5% 4/1/2054	358,685	358,423
Freddie Mac Gold Pool 5.5% 6/1/2049	113,957	116,189
Freddie Mac Gold Pool 5.5% 7/1/2054	47,725	47,690
Freddie Mac Gold Pool 5.5% 8/1/2053	193,019	193,180
Freddie Mac Gold Pool 5.5% 9/1/2053	327,894	331,343
Freddie Mac Gold Pool 5.5% 9/1/2053	48,106	48,166
Freddie Mac Gold Pool 5.5% 9/1/2054	379,963	379,566
Freddie Mac Gold Pool 6% 1/1/2053	661,381	674,150
Freddie Mac Gold Pool 6% 11/1/2053	275,321	280,034
Freddie Mac Gold Pool 6% 11/1/2053	48,635	49,452
Freddie Mac Gold Pool 6% 12/1/2052	80,454	82,008
Freddie Mac Gold Pool 6% 12/1/2053	392,854	403,719
Freddie Mac Gold Pool 6% 3/1/2053	332,836	338,846
Freddie Mac Gold Pool 6% 4/1/2054	709,834	731,524
Freddie Mac Gold Pool 6% 5/1/2054	927,159	957,517
Freddie Mac Gold Pool 6% 7/1/2053	22,589	22,997
Freddie Mac Gold Pool 6.5% 10/1/2053	297,440	307,242
Freddie Mac Gold Pool 6.5% 10/1/2053	631,641	651,864
Freddie Mac Gold Pool 6.5% 11/1/2052	149,489	155,090
Freddie Mac Gold Pool 6.5% 12/1/2053	241,507	251,994
Freddie Mac Gold Pool 6.5% 2/1/2054	430,627	448,788
Freddie Mac Gold Pool 6.5% 6/1/2054	424,738	444,774
Freddie Mac Gold Pool 6.5% 6/1/2054	211,888	222,943
Freddie Mac Gold Pool 6.5% 8/1/2053	75,708	78,203
Freddie Mac Gold Pool 6.5% 9/1/2053	260,052	268,622
Freddie Mac Gold Pool 6.5% 9/1/2054	247,386	260,602
Freddie Mac Gold Pool 7% 1/1/2054	87,969	92,346
Freddie Mac Multifamily Structured pass-thru certificates 6% 9/1/2054	999,901	1,016,862
Freddie Mac Non Gold Pool 5.5% 4/1/2054	249,544	249,750
Ginnie Mae I Pool 3% 10/20/2042	185,086	168,857
Ginnie Mae I Pool 3% 11/20/2052	166,430	147,784
Ginnie Mae I Pool 3% 7/20/2052	81,714	72,476
Ginnie Mae I Pool 3.5% 10/20/2052	427,984	392,359
Ginnie Mae I Pool 3.5% 10/20/2054	49,509	45,310
Ginnie Mae I Pool 3.5% 11/20/2052	45,249	41,479
Ginnie Mae I Pool 3.5% 12/20/2052	227,832	208,850
Ginnie Mae I Pool 3.5% 7/20/2052	165,487	151,712
Ginnie Mae I Pool 3.5% 9/20/2052	555,700	509,444
Ginnie Mae I Pool 4% 1/20/2053	172,033	161,449
Ginnie Mae I Pool 4% 10/20/2052	687,784	646,489
Ginnie Mae I Pool 4% 12/20/2052	137,227	128,784
Ginnie Mae I Pool 4% 3/20/2047	47,778	45,447
Ginnie Mae I Pool 4% 8/20/2052	251,381	236,210
Ginnie Mae I Pool 4% 9/20/2052	343,069	321,935
Ginnie Mae I Pool 4.5% 10/20/2052	422,965	408,097
Ginnie Mae I Pool 4.5% 11/20/2052	340,335	328,053
Ginnie Mae I Pool 4.5% 4/20/2053	182,823	176,111
Ginnie Mae I Pool 4.5% 5/20/2053	270,943	260,911
Ginnie Mae I Pool 4.5% 8/20/2052	413,621	398,953
Ginnie Mae I Pool 5% 1/20/2053	176,187	173,605
Ginnie Mae I Pool 5% 10/20/2052	407,817	401,840
Ginnie Mae I Pool 5% 11/20/2049	77,601	77,531
Ginnie Mae I Pool 5% 11/20/2052	83,021	81,960
Ginnie Mae I Pool 5% 4/20/2053	345,539	340,367
Ginnie Mae I Pool 5% 6/20/2053	179,051	176,707
Ginnie Mae I Pool 5% 7/20/2052	243,776	240,356
Ginnie Mae I Pool 5% 9/20/2052	81,477	80,486
Ginnie Mae I Pool 5.5% 1/20/2053	152,156	153,125
Ginnie Mae I Pool 5.5% 10/20/2052	304,213	306,721
Ginnie Mae I Pool 5.5% 10/20/2054	199,463	199,986
Ginnie Mae I Pool 5.5% 12/20/2052	152,060	153,124
Ginnie Mae I Pool 5.5% 2/20/2053	156,219	157,312
Ginnie Mae I Pool 5.5% 4/20/2053	446,486	449,331
Ginnie Mae I Pool 5.5% 5/20/2053	342,366	344,547
Ginnie Mae I Pool 6% 1/20/2053	461,329	470,150
Ginnie Mae I Pool 6% 12/20/2052	260,598	265,581
Ginnie Mae I Pool 6.5% 12/20/2052	258,491	265,061
Ginnie Mae II Pool 1.5% 5/20/2051	95,168	74,465
Ginnie Mae II Pool 2% 1/20/2051	1,765,796	1,444,397
Ginnie Mae II Pool 2% 1/20/2052	167,427	137,051
Ginnie Mae II Pool 2% 11/20/2051	882,337	721,981
Ginnie Mae II Pool 2% 12/20/2050	1,974,606	1,615,741
Ginnie Mae II Pool 2% 12/20/2051	155,622	127,339
Ginnie Mae II Pool 2% 2/20/2051	339,871	278,103
Ginnie Mae II Pool 2% 3/20/2051	2,755,132	2,254,414
Ginnie Mae II Pool 2% 3/20/2052	24,821	20,310
Ginnie Mae II Pool 2% 4/20/2051	2,042,163	1,671,019
Ginnie Mae II Pool 2% 6/20/2051	208,457	170,637
Ginnie Mae II Pool 2% 7/20/2051	811,554	664,316
Ginnie Mae II Pool 2.5% 1/20/2051	392,099	334,695
Ginnie Mae II Pool 2.5% 10/20/2046	22,887	19,925
Ginnie Mae II Pool 2.5% 10/20/2050	604,083	516,777
Ginnie Mae II Pool 2.5% 10/20/2051	75,107	64,065
Ginnie Mae II Pool 2.5% 10/20/2053	127,659	109,019
Ginnie Mae II Pool 2.5% 11/20/2050	628,874	537,985
Ginnie Mae II Pool 2.5% 11/20/2051	475,000	405,162
Ginnie Mae II Pool 2.5% 12/20/2049	119,417	102,344
Ginnie Mae II Pool 2.5% 12/20/2050	563,439	481,068
Ginnie Mae II Pool 2.5% 2/20/2051	276,576	236,084
Ginnie Mae II Pool 2.5% 2/20/2052	931,370	794,725
Ginnie Mae II Pool 2.5% 2/20/2055	200,000	170,485
Ginnie Mae II Pool 2.5% 4/20/2050	59,955	51,290
Ginnie Mae II Pool 2.5% 4/20/2051	62,061	52,994
Ginnie Mae II Pool 2.5% 4/20/2052	184,823	157,678
Ginnie Mae II Pool 2.5% 5/20/2050	55,168	47,195
Ginnie Mae II Pool 2.5% 5/20/2051	1,422,317	1,213,643
Ginnie Mae II Pool 2.5% 5/20/2052	544,108	464,365
Ginnie Mae II Pool 2.5% 6/20/2050	264,525	226,294
Ginnie Mae II Pool 2.5% 7/20/2051	1,842,364	1,571,488
Ginnie Mae II Pool 2.5% 8/20/2050	974,514	832,859
Ginnie Mae II Pool 2.5% 8/20/2051	372,991	318,268
Ginnie Mae II Pool 2.5% 9/20/2050	581,806	497,719
Ginnie Mae II Pool 2.5% 9/20/2051	655,806	559,385
Ginnie Mae II Pool 3% 1/20/2043	3,097	2,822
Ginnie Mae II Pool 3% 1/20/2048	18,352	16,449
Ginnie Mae II Pool 3% 1/20/2050	556,910	495,863
Ginnie Mae II Pool 3% 1/20/2051	15,843	14,076
Ginnie Mae II Pool 3% 10/20/2051	34,332	30,472
Ginnie Mae II Pool 3% 11/20/2047	33,141	29,705
Ginnie Mae II Pool 3% 11/20/2051	88,695	78,696
Ginnie Mae II Pool 3% 11/20/2053	42,875	38,189
Ginnie Mae II Pool 3% 11/20/2054	148,716	131,706
Ginnie Mae II Pool 3% 12/20/2047	188,786	169,213
Ginnie Mae II Pool 3% 12/20/2049	115,705	103,022
Ginnie Mae II Pool 3% 2/20/2046	214,773	193,042
Ginnie Mae II Pool 3% 2/20/2050	314,852	280,167
Ginnie Mae II Pool 3% 2/20/2051	571,257	507,567
Ginnie Mae II Pool 3% 3/20/2043	6,346	5,782
Ginnie Mae II Pool 3% 3/20/2048	66,648	59,738
Ginnie Mae II Pool 3% 3/20/2050	71,531	63,690
Ginnie Mae II Pool 3% 3/20/2052	414,220	367,391
Ginnie Mae II Pool 3% 4/20/2048	74,399	66,686
Ginnie Mae II Pool 3% 4/20/2049	15,385	13,790
Ginnie Mae II Pool 3% 4/20/2050	27,306	24,296
Ginnie Mae II Pool 3% 4/20/2051	596,874	530,888
Ginnie Mae II Pool 3% 4/20/2052	125,499	111,232
Ginnie Mae II Pool 3% 5/20/2051	29,128	25,826
Ginnie Mae II Pool 3% 5/20/2052	1,233,821	1,093,562
Ginnie Mae II Pool 3% 6/20/2050	509,484	453,318
Ginnie Mae II Pool 3% 6/20/2052	85,852	76,066
Ginnie Mae II Pool 3% 7/20/2042	25,553	23,320
Ginnie Mae II Pool 3% 7/20/2046	112,520	101,136
Ginnie Mae II Pool 3% 7/20/2049	200,797	179,163
Ginnie Mae II Pool 3% 7/20/2050	189,664	168,755
Ginnie Mae II Pool 3% 8/20/2043	3,439	3,127
Ginnie Mae II Pool 3% 8/20/2046	750,571	674,629
Ginnie Mae II Pool 3% 8/20/2050	301,215	268,009
Ginnie Mae II Pool 3% 8/20/2051	476,362	422,806
Ginnie Mae II Pool 3% 9/20/2049	72,380	64,513
Ginnie Mae II Pool 3.5% 1/20/2048	27,496	25,422
Ginnie Mae II Pool 3.5% 1/20/2050	582,939	538,241
Ginnie Mae II Pool 3.5% 1/20/2055	249,061	227,843
Ginnie Mae II Pool 3.5% 11/20/2047	59,640	55,142
Ginnie Mae II Pool 3.5% 12/20/2047	135,773	125,532
Ginnie Mae II Pool 3.5% 12/20/2048	170,239	157,346
Ginnie Mae II Pool 3.5% 12/20/2049	458,966	423,774
Ginnie Mae II Pool 3.5% 12/20/2051	181,517	166,578
Ginnie Mae II Pool 3.5% 12/20/2054	99,550	91,069
Ginnie Mae II Pool 3.5% 2/20/2046	210,180	194,853
Ginnie Mae II Pool 3.5% 2/20/2051	578,259	533,920
Ginnie Mae II Pool 3.5% 3/20/2048	48,762	45,084
Ginnie Mae II Pool 3.5% 3/20/2049	302,528	279,615
Ginnie Mae II Pool 3.5% 4/20/2046	159,310	147,692
Ginnie Mae II Pool 3.5% 4/20/2049	34,476	31,854
Ginnie Mae II Pool 3.5% 4/20/2050	1,011,562	933,999
Ginnie Mae II Pool 3.5% 5/1/2055 (g)	25,000	22,812
Ginnie Mae II Pool 3.5% 5/20/2046	38,172	35,388
Ginnie Mae II Pool 3.5% 5/20/2051	60,539	55,746
Ginnie Mae II Pool 3.5% 6/20/2047	33,449	30,936
Ginnie Mae II Pool 3.5% 7/20/2049	172,895	159,747
Ginnie Mae II Pool 3.5% 8/20/2048	42,074	38,887
Ginnie Mae II Pool 3.5% 8/20/2049	29,162	26,944
Ginnie Mae II Pool 3.5% 9/20/2049	13,589	12,556
Ginnie Mae II Pool 4% 1/20/2049	127,833	121,077
Ginnie Mae II Pool 4% 1/20/2051	44,233	41,784
Ginnie Mae II Pool 4% 1/20/2055	174,352	163,230
Ginnie Mae II Pool 4% 10/20/2048	42,547	40,298
Ginnie Mae II Pool 4% 10/20/2049	210,494	199,105
Ginnie Mae II Pool 4% 11/20/2047	12,595	11,957
Ginnie Mae II Pool 4% 12/20/2047	37,678	35,769
Ginnie Mae II Pool 4% 12/20/2054	24,999	23,405
Ginnie Mae II Pool 4% 2/20/2050	290,962	275,402
Ginnie Mae II Pool 4% 2/20/2054	360,716	337,762
Ginnie Mae II Pool 4% 3/20/2048	30,280	28,746
Ginnie Mae II Pool 4% 3/20/2050	415,357	392,885
Ginnie Mae II Pool 4% 4/20/2047	36,488	34,707
Ginnie Mae II Pool 4% 4/20/2048	46,804	44,389
Ginnie Mae II Pool 4% 4/20/2049	87,461	82,784
Ginnie Mae II Pool 4% 5/20/2049	94,565	89,449
Ginnie Mae II Pool 4% 5/20/2050	25,807	24,411
Ginnie Mae II Pool 4% 5/20/2054	172,038	161,091
Ginnie Mae II Pool 4% 6/20/2048	10,352	9,818
Ginnie Mae II Pool 4% 6/20/2049	173,698	164,301
Ginnie Mae II Pool 4% 7/20/2048	20,152	19,112
Ginnie Mae II Pool 4% 8/20/2048	42,604	40,352
Ginnie Mae II Pool 4% 8/20/2050	95,028	89,947
Ginnie Mae II Pool 4% 9/20/2048	20,973	19,865
Ginnie Mae II Pool 4.5% 1/20/2047	9,126	8,942
Ginnie Mae II Pool 4.5% 1/20/2049	23,584	22,968
Ginnie Mae II Pool 4.5% 1/20/2050	29,600	28,809
Ginnie Mae II Pool 4.5% 1/20/2051	34,082	33,257
Ginnie Mae II Pool 4.5% 1/20/2055	323,836	310,783
Ginnie Mae II Pool 4.5% 10/20/2047	6,024	5,885
Ginnie Mae II Pool 4.5% 10/20/2048	17,372	16,941
Ginnie Mae II Pool 4.5% 10/20/2049	59,053	57,587
Ginnie Mae II Pool 4.5% 10/20/2050	65,003	63,429
Ginnie Mae II Pool 4.5% 11/20/2048	25,996	25,318
Ginnie Mae II Pool 4.5% 11/20/2054	99,375	95,369
Ginnie Mae II Pool 4.5% 12/20/2048	8,121	7,909
Ginnie Mae II Pool 4.5% 12/20/2049	16,163	15,741
Ginnie Mae II Pool 4.5% 12/20/2054	198,991	190,971
Ginnie Mae II Pool 4.5% 2/20/2049	17,846	17,369
Ginnie Mae II Pool 4.5% 2/20/2050	23,150	22,546
Ginnie Mae II Pool 4.5% 2/20/2055	174,658	167,618
Ginnie Mae II Pool 4.5% 3/20/2049	28,849	28,096
Ginnie Mae II Pool 4.5% 3/20/2051	155,974	151,905
Ginnie Mae II Pool 4.5% 4/20/2049	10,746	10,465
Ginnie Mae II Pool 4.5% 4/20/2050	117,039	113,912
Ginnie Mae II Pool 4.5% 4/20/2054	221,980	213,033
Ginnie Mae II Pool 4.5% 5/20/2049	83,059	80,841
Ginnie Mae II Pool 4.5% 5/20/2054	195,713	187,825
Ginnie Mae II Pool 4.5% 6/20/2054	343,573	329,724
Ginnie Mae II Pool 4.5% 7/20/2049	30,631	29,813
Ginnie Mae II Pool 4.5% 7/20/2053	275,737	265,528
Ginnie Mae II Pool 4.5% 8/20/2048	83,887	81,829
Ginnie Mae II Pool 4.5% 8/20/2050	29,319	28,554
Ginnie Mae II Pool 4.5% 8/20/2053	185,782	178,671
Ginnie Mae II Pool 4.5% 9/20/2047	6,208	6,064
Ginnie Mae II Pool 5% 1/20/2055	348,665	343,091
Ginnie Mae II Pool 5% 11/20/2047	12,617	12,724
Ginnie Mae II Pool 5% 11/20/2048	6,775	6,769
Ginnie Mae II Pool 5% 11/20/2049	27,197	27,232
Ginnie Mae II Pool 5% 11/20/2053	280,747	276,895
Ginnie Mae II Pool 5% 11/20/2054	1,592,484	1,567,030
Ginnie Mae II Pool 5% 12/20/2054	198,629	195,454
Ginnie Mae II Pool 5% 2/20/2055	274,438	270,051
Ginnie Mae II Pool 5% 3/20/2048	8,755	8,808
Ginnie Mae II Pool 5% 3/20/2050	52,131	52,442
Ginnie Mae II Pool 5% 4/20/2050	118,636	119,122
Ginnie Mae II Pool 5% 5/20/2049	7,768	7,761
Ginnie Mae II Pool 5% 7/20/2048	15,370	15,371
Ginnie Mae II Pool 5% 7/20/2053	451,670	445,473
Ginnie Mae II Pool 5% 8/20/2053	183,081	180,569
Ginnie Mae II Pool 5% 9/20/2048	8,504	8,497
Ginnie Mae II Pool 5% 9/20/2053	181,366	178,878
Ginnie Mae II Pool 5.5% 1/20/2049	8,982	9,183
Ginnie Mae II Pool 5.5% 1/20/2055	424,100	425,344
Ginnie Mae II Pool 5.5% 10/20/2053	343,758	345,626
Ginnie Mae II Pool 5.5% 12/20/2053	132,057	132,404
Ginnie Mae II Pool 5.5% 2/20/2054	458,358	459,559
Ginnie Mae II Pool 5.5% 4/1/2055 (g)	900,000	901,973
Ginnie Mae II Pool 5.5% 5/1/2055 (g)	600,000	600,612
Ginnie Mae II Pool 5.5% 6/20/2054	218,470	219,043
Ginnie Mae II Pool 5.5% 7/20/2054	343,206	344,320
Ginnie Mae II Pool 5.5% 8/20/2053	168,584	169,764
Ginnie Mae II Pool 5.5% 8/20/2054	541,373	542,792
Ginnie Mae II Pool 5.5% 9/20/2047	18,503	19,060
Ginnie Mae II Pool 5.5% 9/20/2053	166,383	167,495
Ginnie Mae II Pool 6% 1/20/2055	695,778	707,070
Ginnie Mae II Pool 6% 12/20/2054	1,391,461	1,414,479
Ginnie Mae II Pool 6% 4/1/2055 (g)	925,000	938,803
Ginnie Mae II Pool 6% 5/1/2055 (g)	800,000	811,188
Ginnie Mae II Pool 6.5% 4/1/2055 (g)	1,900,000	1,945,024
Ginnie Mae II Pool 6.5% 7/20/2053	112,719	115,602
Uniform Mortgage Backed Securities 2% 4/1/2040 (g)	1,550,000	1,401,721
Uniform Mortgage Backed Securities 2% 4/1/2055 (g)	7,050,000	5,607,779
Uniform Mortgage Backed Securities 2% 5/1/2055 (g)	2,950,000	2,346,863
Uniform Mortgage Backed Securities 2.5% 4/1/2040 (g)	400,000	370,266
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (g)	325,000	270,258
Uniform Mortgage Backed Securities 3% 4/1/2055 (g)	450,000	390,076
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (g)	275,000	248,079
Uniform Mortgage Backed Securities 4% 4/1/2055 (g)	475,000	442,845
Uniform Mortgage Backed Securities 4% 5/1/2055 (g)	475,000	442,140
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (g)	2,000,000	1,913,984
Uniform Mortgage Backed Securities 5% 4/1/2040 (g)	275,000	276,450
Uniform Mortgage Backed Securities 5% 4/1/2055 (g)	1,775,000	1,739,708
Uniform Mortgage Backed Securities 5.5% 4/1/2040 (g)	450,000	457,172
Uniform Mortgage Backed Securities 5.5% 4/1/2055 (g)	850,000	848,904
Uniform Mortgage Backed Securities 6% 4/1/2055 (g)	1,800,000	1,828,125
Uniform Mortgage Backed Securities 6% 5/1/2055 (g)	300,000	304,395
Uniform Mortgage Backed Securities 6.5% 4/1/2055 (g)	1,200,000	1,237,594
Uniform Mortgage Backed Securities 7% 4/1/2055 (g)	1,325,000	1,385,470
TOTAL UNITED STATES		256,492,021
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $279,814,395)		256,492,021

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.875% 8/5/2030	339,000	287,619
Fannie Mae 1.875% 9/24/2026	60,000	58,186
Fannie Mae 5.625% 7/15/2037	100,000	110,224
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	835,160
Federal Home Loan Bank 0.79% 2/25/2026	750,000	727,635
Federal Home Loan Bank 4.75% 3/10/2034	130,000	133,506
Federal Home Loan Bank 5.5% 7/15/2036	150,000	163,086
Freddie Mac Non Gold Pool 0% 11/15/2038 (e)	210,000	110,202
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	406,426
		2,832,044
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 0.75% 5/15/2025	600,000	597,350
Tennessee Valley Authority 2.875% 2/1/2027	130,000	127,470
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,556
Tennessee Valley Authority 4.375% 8/1/2034	108,000	106,967
Tennessee Valley Authority 5.25% 9/15/2039	200,000	209,301
Tennessee Valley Authority 5.88% 4/1/2036	260,000	286,861
		1,352,505
TOTAL UNITED STATES		4,184,549
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,358,613)		4,184,549

U.S. Treasury Obligations - 45.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	652,389
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	207,431
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	993
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	2,885,306
US Treasury Bonds 1.375% 8/15/2050	1.53 to 2.30	575,000	293,003
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,290,566
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,148,294
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,791,733
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,816,773
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	877,883
US Treasury Bonds 2% 11/15/2041	1.92 to 3.43	1,418,000	995,979
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	931,435
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	757,662
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	207,495
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	73,984
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	83,215
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	578,784
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,683,909
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,978
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	79,651
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	65,906
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	456,576
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	78,051
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	153,806
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	37,294
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,751
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	736
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	849,484
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	119,480
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	235,579
US Treasury Bonds 3% 2/15/2047	3.02	49,000	37,741
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	66,317
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	101,332
US Treasury Bonds 3% 5/15/2042	3.05	89,000	72,483
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,138
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	36,878
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,278
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	3,097,738
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	94,452
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	54,143
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	687,782
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	22,574
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	134,696
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	337,984
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	127,434
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	745,313
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	4,818,052
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,294
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,123,625
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	505,336
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,122,706
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	999,950
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	41,017
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,736,551
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,597,149
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	48,626
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,246,323
US Treasury Bonds 4% 11/15/2052	3.63 to 3.97	3,300,000	2,976,059
US Treasury Bonds 4.125% 8/15/2044	4.05 to 4.65	7,900,000	7,401,313
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,161,070
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,445,505
US Treasury Bonds 4.25% 8/15/2054	4.10 to 4.51	5,620,000	5,304,753
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,879
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	12,082
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	31,548
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	2,017,280
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,836,000	1,809,034
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,134,266
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	93,786
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	17,171
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	1,540,000	1,541,925
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	3,410,000	3,432,902
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.71	4,470,000	4,484,493
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,434,330
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,189,736
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	49,478
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,211
US Treasury Notes 0.25% 5/31/2025	0.28 to 0.52	224,000	222,501
US Treasury Notes 0.25% 7/31/2025	0.29	45,000	44,397
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	469,374
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,055,593
US Treasury Notes 0.5% 10/31/2027	1.05	3,232,000	2,964,981
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	669,591
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,295,490
US Treasury Notes 0.5% 6/30/2027	0.41 to 0.47	2,827,000	2,622,705
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,542,319
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,497,240
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,368,693
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,156,593
US Treasury Notes 0.625% 7/31/2026	0.82 to 0.96	5,694,000	5,448,001
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	301,964
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	89,827
US Treasury Notes 0.75% 3/31/2026	0.85	621,000	601,123
US Treasury Notes 0.75% 4/30/2026	1.11	961,000	927,763
US Treasury Notes 0.75% 5/31/2026	0.74	1,269,000	1,222,007
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,118,534
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	655,775
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	577,054
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	100,315
US Treasury Notes 1.25% 11/30/2026	3.75	545,000	521,625
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,139,375
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,054,163
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,298,873
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,546,042
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	683,427
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	531,289
US Treasury Notes 1.375% 8/31/2026	1.72	253,000	244,066
US Treasury Notes 1.5% 1/31/2027	0.69 to 1.74	37,000	35,428
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,001,930
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	781,454
US Treasury Notes 1.5% 8/15/2026	2.59 to 2.95	557,000	538,702
US Treasury Notes 1.625% 10/31/2026	1.86	457,000	440,862
US Treasury Notes 1.625% 11/30/2026	1.76 to 1.84	180,000	173,398
US Treasury Notes 1.625% 2/15/2026	2.79 to 2.87	261,000	255,429
US Treasury Notes 1.625% 5/15/2026	2.93 to 3.03	264,000	257,080
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	59,998
US Treasury Notes 1.625% 9/30/2026	1.69 to 1.85	653,000	631,165
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	74,808
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	213,091
US Treasury Notes 1.875% 6/30/2026	1.61 to 1.88	589,000	573,884
US Treasury Notes 1.875% 7/31/2026	1.48 to 1.61	909,000	884,358
US Treasury Notes 2% 11/15/2026	3.19	25,000	24,242
US Treasury Notes 2% 8/15/2025	2.83	50,000	49,576
US Treasury Notes 2.125% 5/15/2025	2.86	13,000	12,965
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	654,240
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	381,225
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	615,412
US Treasury Notes 2.375% 4/30/2026	1.89 to 2.35	405,000	397,905
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	44,571
US Treasury Notes 2.5% 2/28/2026	2.44	191,000	188,271
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,161,031
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	372,977
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,696,746
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,561,233
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	351,883
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,491,729
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	506,212
US Treasury Notes 2.75% 6/30/2025	2.93	113,000	112,594
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,397,635
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,109,573
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	209,528
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	111,019
US Treasury Notes 2.875% 5/31/2025	2.61	144,000	143,636
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	109,354
US Treasury Notes 3% 10/31/2025	2.67	130,000	129,110
US Treasury Notes 3% 9/30/2025	2.76	148,000	147,117
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	915,178
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,866,305
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	793,254
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,059
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	97,344
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,277,404
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.56	3,590,000	3,547,369
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,790,478
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,293,748
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	172,420
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,566,773
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	645,820
US Treasury Notes 3.5% 9/30/2026	3.65 to 4.08	7,270,000	7,221,723
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,110,947
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,757,140
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,716,206
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,660,150
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,341,513
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,542,794
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,582,250
US Treasury Notes 3.75% 8/15/2027	3.73	4,490,000	4,475,092
US Treasury Notes 3.75% 8/31/2026	3.59	1,840,000	1,834,394
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,004,220
US Treasury Notes 3.875% 10/15/2027	4.03 to 4.16	6,030,000	6,026,938
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,839,209
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,442,535
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,949,059
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,858,772
US Treasury Notes 3.875% 3/31/2030	3.83	2,500,000	2,505,078
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,558,324
US Treasury Notes 3.875% 8/15/2034	3.75 to 4.29	3,800,000	3,703,219
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,441,519
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,391,977
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	3,975,025
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,954,342
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	5,410,000	5,426,331
US Treasury Notes 4% 2/15/2034	4.22 to 4.69	1,060,000	1,045,591
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,450,059
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,129,141
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,227,502
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,934,825
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,801,477
US Treasury Notes 4.125% 10/31/2026	4.16	2,450,000	2,456,125
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,282,857
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,868,738
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,811,763
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,944,364
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,118,585
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	732,310
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,846,613
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,298,739
US Treasury Notes 4.125% 3/31/2032	4.08	2,110,000	2,115,934
US Treasury Notes 4.125% 6/15/2026	4.50 to 4.53	2,680,000	2,684,083
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,953,716
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,127,180
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,284,542
US Treasury Notes 4.125% 9/30/2027	4.00 to 4.37	4,180,000	4,204,329
US Treasury Notes 4.25% 1/15/2028	4.24	6,280,000	6,338,875
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	3,550,000	3,560,539
US Treasury Notes 4.25% 11/30/2026	4.17	1,750,000	1,758,408
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	834,280
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.30	7,380,000	7,453,491
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,841,328
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,097,145
US Treasury Notes 4.25% 3/15/2027	4.37 to 4.40	1,280,000	1,288,050
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,341,602
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,562,689
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	4,019,742
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,787,990
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	2,370,000	2,413,234
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,669,789
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.49	4,520,000	4,581,091
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.24	12,670,000	12,801,627
US Treasury Notes 4.375% 7/31/2026	3.91 to 4.39	9,660,000	9,708,300
US Treasury Notes 4.375% 8/15/2026	4.66	720,000	723,741
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,310,600
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,875,964
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	445,070
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,604,031
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,307,750
US Treasury Notes 4.5% 7/15/2026	4.66 to 4.72	2,090,000	2,103,144
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,879,613
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.21	5,100,000	5,268,140
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,578,320
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,526,658
US Treasury Notes 4.625% 6/30/2026	4.42 to 4.73	9,360,000	9,429,469
US Treasury Notes 4.625% 9/15/2026	4.79	2,240,000	2,261,000
US Treasury Notes 4.625% 9/30/2028	4.60	3,190,000	3,264,267
US Treasury Notes 4.75% 2/15/2045	4.48 to 4.73	2,400,000	2,443,875
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	887,379
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,032,694
US Treasury Notes 4.875% 4/30/2026	4.95 to 5.03	1,500,000	1,512,832
US Treasury Notes 4.875% 5/31/2026	4.83 to 4.86	1,730,000	1,746,286
TOTAL U.S. TREASURY OBLIGATIONS (Cost $474,484,659)			456,619,325

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	5,624,315	5,625,439
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	7,407,312	7,408,053
TOTAL MONEY MARKET FUNDS (Cost $13,033,492)			13,033,492

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,113,217,609)	1,043,698,605
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(31,159,450)
NET ASSETS - 100.0%	1,012,539,155

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 4/1/2055	(25,000)	(22,875)
Ginnie Mae II Pool 5.5% 4/1/2055	(600,000)	(601,315)
Ginnie Mae II Pool 6% 4/1/2055	(800,000)	(811,938)
Uniform Mortgage Backed Securities 2% 4/1/2055	(6,150,000)	(4,891,893)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(150,000)	(124,733)
Uniform Mortgage Backed Securities 3% 4/1/2055	(450,000)	(390,076)
Uniform Mortgage Backed Securities 4% 4/1/2055	(475,000)	(442,845)
Uniform Mortgage Backed Securities 6% 4/1/2055	(300,000)	(304,688)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,590,363)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,569,890)		(7,590,363)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,007,923 or 0.2% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,108,201	55,218,668	60,701,430	48,617	-	-	5,625,439	5,624,315	0.0%
Fidelity Securities Lending Cash Central Fund	5,580,718	18,199,042	16,371,707	1,680	-	-	7,408,053	7,407,312	0.0%
Total	16,688,919	73,417,710	77,073,137	50,297	-	-	13,033,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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